                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-3956
                                   ------------


                        RIVERSOURCE STRATEGY SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:     3/31
                         --------------
Date of reporting period:    9/30
                         --------------

   Semiannual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS

   RIVERSOURCE(SM)
   EQUITY VALUE FUND

------------------------------------------------------------------------------

   SEMIANNUAL REPORT FOR
   THE PERIOD ENDED
   SEPT. 30, 2006

>  RIVERSOURCE EQUITY VALUE FUND
   SEEKS TO PROVIDE SHAREHOLDERS
   WITH GROWTH OF CAPITAL AND
   INCOME.

------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot .........................................................   3
Performance Summary ...................................................   5
Questions & Answers with Portfolio Management .........................   7
Investments in Securities .............................................  10
Financial Statements ..................................................  14
Notes to Financial Statements .........................................  17
Fund Expenses Example .................................................  31
Approval of Investment Management Services Agreement ..................  33
Proxy Voting ..........................................................  33

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT SEPT. 30, 2006

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

RiverSource Equity Value Fund employs a deep value approach to investing, seeking low-priced stocks that are currently "out of favor" and believed to be temporarily undervalued in the market. This large-cap fund invests in deeply undervalued domestic equities and may focus on stocks that offer capital appreciation and income.

------------------------------------------------------------------------------
SECTOR BREAKDOWN*
------------------------------------------------------------------------------

Percentage of portfolio assets

Financials                             29.1%
Energy                                 14.1%
Industrials                            11.4%
Health Care                             9.9%     [PIE CHART]
Information Technology                  7.7%
Telecommunication Services              6.7%
Other(1)                               21.1%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1)   Includes Consumer Discretionary 5.7%, Materials 5.7%, Consumer Staples
      4.2%, Utilities 3.4%, Cash & Cash Equivalents(2) 1.1% and
      Telecommunication 1.0%.

(2) Of the 1.1%, 0.3% is due to security lending activity and 0.8% is the Fund's cash equivalent position.

------------------------------------------------------------------------------
TOP TEN HOLDINGS
------------------------------------------------------------------------------

Percentage of portfolio assets

Pfizer                                   3.4%
Bank of America                          3.1
Citigroup                                3.0
XL Capital Cl A                          2.4
Loews                                    2.3
Chevron                                  2.3
AT&T                                     2.2
Caterpillar                              2.1
Altria Group                             2.1
ConocoPhillips                           1.9

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."



The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT SEPT. 30, 2006

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

       STYLE
VALUE  BLEND  GROWTH

  X                  LARGE
                     MEDIUM   SIZE
                     SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGERS
------------------------------------------------------------------------------

                                                             YEARS IN INDUSTRY
Warren Spitz                                                         22
Steve Schroll                                                        25
Laton Spahr, CFA                                                      8
Paul Stocking                                                        19

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      IEVAX                  3/20/95
Class B                                      INEGX                  5/14/84
Class C                                         --                  6/26/00
Class I                                         --                   3/4/04
Class Y                                      AEVYX                  3/20/95

Total net assets                                             $1.190 billion

Number of holdings                                                      127


------------------------------------------------------------------------------

4 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON

                 For the six-month period ended Sept. 30, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Equity Value Fund Class A (excluding sales charge)           +3.55%
Russell 1000(R) Value Index(1) (unmanaged)                               +6.85%
Lipper Large-Cap Value Funds Index(2)                                    +5.86%

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                                     SINCE
Without sales charge          6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------------------------------------
Class A (inception 3/20/95)     +3.55%    +15.94%   +18.32%    +8.84%    +8.21%      +9.96%
--------------------------------------------------------------------------------------------
Class B (inception 5/14/84)     +3.20%    +15.15%   +17.44%    +8.01%    +7.40%     +11.51%
--------------------------------------------------------------------------------------------
Class C (inception 6/26/00)     +3.21%    +15.11%   +17.42%    +8.01%      N/A       +5.08%
--------------------------------------------------------------------------------------------
Class I (inception 3/4/04)      +3.76%    +16.50%      N/A       N/A       N/A      +13.57%
--------------------------------------------------------------------------------------------
Class Y (inception 3/20/95)     +3.63%    +16.14%   +18.51%    +9.03%    +8.37%     +10.13%
--------------------------------------------------------------------------------------------
With sales charge
--------------------------------------------------------------------------------------------
Class A (inception 3/20/95)     -2.41%     +9.27%   +16.00%    +7.56%    +7.57%      +9.40%
--------------------------------------------------------------------------------------------
Class B (inception 5/14/84)     -1.80%    +10.15%   +16.47%    +7.72%    +7.40%     +11.51%
--------------------------------------------------------------------------------------------
Class C (inception 6/26/00)     +2.21%    +14.11%   +17.42%    +8.01%      N/A       +5.08%
--------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class Y shares. These shares classes are available to institutional investors only.

*     Not annualized.

------------------------------------------------------------------------------

6 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, portfolio managers Warren Spitz, Steve Schroll, Laton Spahr and Paul Stocking discuss RiverSource Equity Value Fund's results and positioning for the six months ended Sept. 30, 2006.

Q: How did RiverSource Equity Value Fund perform for the six months ended Sept. 30, 2006?

A: RiverSource Equity Value Fund gained 3.55% (Class A shares, excluding sales charge) for the six months ended Sept. 30, 2006. The Fund underperformed the 6.85% advance of its benchmark, the Russell 1000(R) Value Index (Russell Index), as well as the 5.86% increase of the Lipper Large-Cap Value Funds Index, representing the Fund's peer group.

------------------------------------------------------------------------------
      THE SEMIANNUAL PERIOD WAS CHARACTERIZED MOST BY THE UNDERPERFORMANCE OF CYCLICAL SECTORS, AS COMMODITY PRICES FELL AND INVESTOR CONCERNS REGARDING SLOWING U.S. ECONOMIC GROWTH HEIGHTENED.
------------------------------------------------------------------------------

Q:    What factors most significantly affected the Fund's performance?

A: The semiannual period was characterized most by the underperformance of cyclical sectors, as commodity prices fell and investor concerns regarding slowing U.S. economic growth heightened. Also, the period was a particularly volatile one, with the market experiencing both dramatic sell-offs and sharp relief rallies.

------------------------------------------------------------------------------
      INVESTMENT TERMS

      CYCLICAL INDUSTRY: An industry that is sensitive to the business cycle and price changes. Most cyclical industries produce durable goods such as raw materials and heavy equipment.

      DEFENSIVE INDUSTRY: An industry that remains stable during various phases of the business cycle. The utilities sector is an example of a defensive or non-cyclical industry because consumers need gas and electricity during all phases of the business cycle.
------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

      More specifically, for the semiannual period overall, the Fund's significant allocation to the energy sector detracted most. The energy sector performed poorly, as crude oil prices declined substantially to hover around the $60 per barrel mark. To a lesser degree, the Fund's sizable exposure to the producer durables and basic materials industries also hurt performance, as both of these industries underperformed the Russell Index.

      On the positive side, effective stock selection within the information technology sector helped the Fund's results. Oracle, Symantec and Hewlett-Packard were the strongest performers among the Fund's holdings within the technology sector.

Q:    What changes did you make to the Fund's portfolio during the period?

A: Overall, we maintained the Fund's bias toward cyclical sectors, but we reduced the Fund's exposure to these sectors during the period in favor of the more defensive segments of the equity market. Specifically, during the semiannual period, we reduced the Fund's positions in energy and producer durables. We increased the Fund's allocations to health care and to the electric utilities industry within the utilities sector.

      We also added to the Fund's positions in property and casualty insurers within the financials sector on market weakness, as we remain positive on this group's prospects going forward.

------------------------------------------------------------------------------
      OUR RECENT ADDITIONS TO THE FUND'S HEALTH CARE AND UTILITIES SECTORS ARE INTENDED TO LESSEN THE ECONOMIC-SENSITIVITY OF THE PORTFOLIO IN THE COMING MONTHS.
------------------------------------------------------------------------------


------------------------------------------------------------------------------

8 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Fund in the coming months?

A: We believe economic growth will slow modestly in the last quarter of 2006 and into 2007, as consumer spending is impacted by a softening in the housing market, among other factors. While we are still constructive regarding the U.S. economy overall going forward, we continue to monitor and evaluate the broader uncertainties that may be caused by the ripple effect of a slowdown in the residential housing market. Our view of longer-term drivers remains reflected in the Fund's meaningful allocations to cyclical sectors, such as producer durables, other energy and basic materials. At the same time, our recent additions to the Fund's health care and utilities sectors are intended to lessen the economic-sensitivity of the portfolio in the coming months.

      As always, we will continue to emphasize stocks with attractive valuations and will invest in equities across the market capitalizations sectors with an emphasis on large-cap stocks.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 9

INVESTMENTS IN SECURITIES

SEPT. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (98.1%)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
AEROSPACE & DEFENSE (2.3%)
Honeywell Intl                                  265,616         $   10,863,694
United Technologies                             264,244             16,739,858
                                                                --------------
Total                                                               27,603,552
------------------------------------------------------------------------------

AIRLINES (0.5%)
AMR                                              84,148(b)           1,947,185
Continental Airlines Cl B                       112,800(b,d)         3,193,368
US Airways Group                                 27,245(b)           1,207,771
                                                                --------------
Total                                                                6,348,324
------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Ballard Power Systems                           190,873(b,c)         1,086,067
------------------------------------------------------------------------------

AUTOMOBILES (0.8%)
Ford Motor                                      556,867              4,505,054
General Motors                                  134,030              4,457,838
                                                                --------------
Total                                                                8,962,892
------------------------------------------------------------------------------

BEVERAGES (0.5%)
Coca-Cola                                       130,855              5,846,601
------------------------------------------------------------------------------

CAPITAL MARKETS (4.3%)
Bank of New York                                208,734              7,359,961
Goldman Sachs Group                              52,295              8,846,745
Lehman Brothers Holdings                        175,048             12,929,045
Merrill Lynch & Co                              205,057             16,039,559
Morgan Stanley                                   80,644              5,879,754
                                                                --------------
Total                                                               51,055,064
------------------------------------------------------------------------------

CHEMICALS (3.2%)
Air Products & Chemicals                        167,519             11,118,236
Dow Chemical                                    243,642              9,497,165
EI du Pont de Nemours & Co                      358,745             15,368,636
Praxair                                          42,700              2,526,132
                                                                --------------
Total                                                               38,510,169
------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
US Bancorp                                      128,139              4,256,778
Wachovia                                        167,321              9,336,511
                                                                --------------
Total                                                               13,593,289
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (0.6%)
Avis Budget Group                                35,119         $      642,325
Waste Management                                193,222              7,087,383
                                                                --------------
Total                                                                7,729,708
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
Cisco Systems                                   396,165(b)           9,111,795
Nokia ADR                                       156,604(c)           3,083,533
                                                                --------------
Total                                                               12,195,328
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Hewlett-Packard                                 485,502             17,813,069
Intl Business Machines                           50,661              4,151,162
                                                                --------------
Total                                                               21,964,231
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                     63,227(b)           1,535,152
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.5%)
Hanson ADR                                       80,544(c)           5,803,195
------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Capital One Financial                            59,878              4,710,003
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.1%)
Bank of America                                 687,688             36,839,446
Citigroup                                       726,879             36,104,080
                                                                --------------
Total                                                               72,943,526
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.9%)
AT&T                                            808,570             26,327,038
BellSouth                                       380,062             16,247,651
Embarq                                           33,340              1,612,656
Verizon Communications                          313,297             11,632,718
Windstream                                      179,835              2,372,024
                                                                --------------
Total                                                               58,192,087
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

10 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
ELECTRIC UTILITIES (2.5%)
DPL                                             155,287         $    4,211,383
Exelon                                           86,721              5,250,089
FirstEnergy                                      91,956              5,136,662
FPL Group                                       223,042             10,036,891
Southern                                        154,877              5,337,061
                                                                --------------
Total                                                               29,972,086
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
ABB ADR                                         223,583(c)           2,946,824
Energy Conversion Devices                        16,648(b)             616,642
FuelCell Energy                                  98,257(b,d)           747,736
Plug Power                                      163,760(b)             666,503
                                                                --------------
Total                                                                4,977,705
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.4%)
Baker Hughes                                    122,775              8,373,255
GlobalSantaFe                                   107,057              5,351,779
Halliburton                                     296,933              8,447,744
Schlumberger                                    171,879             10,661,654
Transocean                                      156,480(b)          11,459,031
Weatherford Intl                                195,330(b)           8,149,168
                                                                --------------
Total                                                               52,442,631
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                 120,364              5,936,352
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.1%)
Boston Scientific                                80,068(b)           1,184,206
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Cardinal Health                                 126,021              8,284,621
Caremark Rx                                     225,029             12,752,392
HCA                                             103,550              5,166,110
UnitedHealth Group                              246,978             12,151,318
                                                                --------------
Total                                                               38,354,441
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Carnival Unit                                   105,430              4,958,372
Intl Game Technology                             93,605              3,884,608
Wyndham Worldwide                                70,237(b)           1,964,529
                                                                --------------
Total                                                               10,807,509
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Whirlpool                                        74,566              6,271,746
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
INDUSTRIAL CONGLOMERATES (1.9%)
General Electric                                431,511         $   15,232,339
Tyco Intl                                       277,351(c)           7,763,054
                                                                --------------
Total                                                               22,995,393
------------------------------------------------------------------------------

INSURANCE (14.9%)
ACE                                             362,945(c)          19,863,980
Allstate                                        155,147              9,732,371
American Intl Group                             319,937             21,199,026
Chubb                                           174,344              9,058,914
Everest Re Group                                225,967(c)          22,038,562
Lincoln Natl                                    104,391              6,480,593
Loews                                           721,199             27,333,442
Marsh & McLennan Companies                      476,593             13,416,093
RenaissanceRe Holdings                           42,994(c)           2,390,466
St. Paul Travelers Companies                    338,295             15,862,653
XL Capital Cl A                                 420,790(c)          28,908,272
                                                                --------------
Total                                                              176,284,372
------------------------------------------------------------------------------

IT SERVICES (0.6%)
Electronic Data Systems                         286,178              7,017,085
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak                                   108,017              2,419,581
------------------------------------------------------------------------------

MACHINERY (4.8%)
Caterpillar                                     380,376             25,028,741
Deere & Co                                       36,733              3,082,266
Eaton                                            56,641              3,899,733
Illinois Tool Works                             314,333             14,113,552
Ingersoll-Rand Cl A                             157,348(c)           5,976,077
Parker Hannifin                                  65,481              5,089,838
                                                                --------------
Total                                                               57,190,207
------------------------------------------------------------------------------

MEDIA (2.1%)
CBS Cl B                                        239,391              6,743,644
Comcast Cl A                                    195,628(b)           7,208,892
News Corp Cl A                                  149,577              2,939,188
Time Warner                                     451,211              8,225,577
                                                                --------------
Total                                                               25,117,301
------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                           272,522              7,641,518
Freeport-McMoRan Copper & Gold Cl B              16,371                871,919
Nucor                                            50,480              2,498,255
                                                                --------------
Total                                                               11,011,692
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 11

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
MULTILINE RETAIL (0.4%)
Federated Department Stores                     103,409         $    4,468,303
------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Dominion Resources                               64,226              4,912,647
Duke Energy                                     176,386              5,326,857
                                                                --------------
Total                                                               10,239,504
------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.2%)
Xerox                                           183,252(b)           2,851,401
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.8%)
Anadarko Petroleum                              122,227              5,357,209
Apache                                           45,690              2,887,608
BP ADR                                          192,097(c)          12,597,721
Chevron                                         418,268             27,128,863
ConocoPhillips                                  385,706             22,961,079
Devon Energy                                     34,593              2,184,548
EnCana                                           58,528(c)           2,732,672
Exxon Mobil                                     309,032             20,736,047
Petroleo Brasileiro ADR                         144,545(c)          12,117,207
Pioneer Natural Resources                       106,643              4,171,874
Suncor Energy                                    36,486(c)           2,628,816
                                                                --------------
Total                                                              115,503,644
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.1%)
Intl Paper                                      251,514              8,709,930
Weyerhaeuser                                     68,014              4,184,901
                                                                --------------
Total                                                               12,894,831
------------------------------------------------------------------------------

PHARMACEUTICALS (6.7%)
Abbott Laboratories                             137,449              6,674,523
Eli Lilly & Co                                  157,240              8,962,680
Merck & Co                                      245,368             10,280,919
Pfizer                                        1,439,299             40,818,520
Wyeth                                           241,840             12,295,146
                                                                --------------
Total                                                               79,031,788
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Crescent Real Estate
  Equities                                      199,262              4,345,904
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Realogy                                          87,797(b)      $    1,991,236
------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Burlington Northern Santa Fe                     52,935              3,887,546
CSX                                             124,216              4,078,012
                                                                --------------
Total                                                                7,965,558
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Intel                                           175,874              3,617,728
------------------------------------------------------------------------------

SOFTWARE (3.7%)
Microsoft                                       719,824             19,672,790
Oracle                                          766,913(b)          13,605,037
Symantec                                        503,765(b)          10,720,119
                                                                --------------
Total                                                               43,997,946
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Home Depot                                      244,897              8,882,414
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.9%)
Fannie Mae                                      398,422             22,275,774
------------------------------------------------------------------------------

TOBACCO (3.2%)
Altria Group                                    318,772             24,401,997
Loews - Carolina Group                          242,616(f)          13,438,500
                                                                --------------
Total                                                               37,840,497
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.8%)
ALLTEL                                          173,934              9,653,337
Sprint Nextel                                   666,801             11,435,637
                                                                --------------
Total                                                               21,088,974
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $959,139,793)                                            $1,167,056,997
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
BONDS (1.0%)
------------------------------------------------------------------------------
ISSUER                         COUPON          PRINCIPAL              VALUE(a)
                                RATE            AMOUNT
QWEST COMMUNICATIONS INTL
  Sr Unsecured
    11-15-25                    3.50%         $7,104,000        $   11,622,854
------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $7,104,000)                                              $   11,622,854
------------------------------------------------------------------------------

------------------------------------------------------------------------------
MONEY MARKET FUNDS (1.1%)(e)
------------------------------------------------------------------------------

                                                SHARES                VALUE(a)
RiverSource Short-Term Cash Fund              13,359,999(g)     $   13,359,999
------------------------------------------------------------------------------

TOTAL MONEY MARKET FUNDS
(Cost: $13,359,999)                                             $   13,359,999
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $979,603,792)(h)                                         $1,192,039,850
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2006, the value of foreign securities represented 10.9% of net assets.

(d) At Sept. 30, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.3% of net assets. See
      Note 5 to the financial statements. 0.8% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)   See Note 6 to the financial statements.

(h) At Sept. 30, 2006, the cost of securities for federal income tax purposes was approximately $979,604,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $237,766,000
      Unrealized depreciation                                     (25,330,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $212,436,000
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 13

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SEPT. 30, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
  Unaffiliated issuers* (identified cost $966,243,793)                                         $1,178,679,851
  Affiliated money market fund (identified cost $13,359,999) (Note 6)                              13,359,999
-------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $979,603,792)                                  1,192,039,850
Cash in bank on demand deposit                                                                          2,756
Foreign currency holdings (identified cost $2,222) (Note 1)                                             2,220
Capital shares receivable                                                                             503,322
Dividends and accrued interest receivable                                                           1,376,360
Receivable for investment securities sold                                                           1,777,651
-------------------------------------------------------------------------------------------------------------
Total assets                                                                                    1,195,702,159
-------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                                                 11,172
Payable for investment securities purchased                                                         1,192,933
Payable upon return of securities loaned (Note 5)                                                   3,728,000
Accrued investment management services fee                                                             16,700
Accrued distribution fee                                                                              498,827
Accrued service fee                                                                                        38
Accrued transfer agency fee                                                                             2,553
Accrued administrative services fee                                                                     1,838
Other accrued expenses                                                                                144,671
-------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   5,596,732
-------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                             $1,190,105,427
=============================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                       $      949,929
Additional paid-in capital                                                                      1,003,780,734
Undistributed net investment income                                                                 1,666,364
Accumulated net realized gain (loss) (Note 8)                                                     (28,727,656)
Unrealized appreciation (depreciation) on investments and on translation of assets and
  liabilities in foreign currencies                                                               212,436,056
-------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                       $1,190,105,427
=============================================================================================================
Net assets applicable to outstanding shares:             Class A                               $  990,610,923
                                                         Class B                               $  180,545,185
                                                         Class C                               $    5,014,651
                                                         Class I                               $       13,413
                                                         Class Y                               $   13,921,255
Net asset value per share of outstanding capital stock:  Class A shares         79,098,836     $        12.52
                                                         Class B shares         14,379,465     $        12.56
                                                         Class C shares            402,841     $        12.45
                                                         Class I shares              1,070     $        12.54
                                                         Class Y shares          1,110,684     $        12.53
-------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 5)                                              $    3,531,120
-------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

14 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPT. 30, 2006 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                                    $ 12,362,734
Interest                                                                          328,166
Income distributions from affiliated money market fund (Note 6)                     8,257
Fee income from securities lending (Note 5)                                        53,166
  Less foreign taxes withheld                                                     (12,292)
-----------------------------------------------------------------------------------------
Total income                                                                   12,740,031
-----------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                              3,626,821
Distribution fee
  Class A                                                                       1,168,029
  Class B                                                                       1,015,041
  Class C                                                                          21,233
Transfer agency fee                                                               891,301
Incremental transfer agency fee
  Class A                                                                          70,087
  Class B                                                                          34,708
  Class C                                                                             643
Service fee -- Class Y                                                              6,544
Administrative services fees and expenses                                         346,323
Compensation of board members                                                       5,063
Custodian fees                                                                     52,840
Printing and postage                                                              111,330
Registration fees                                                                  20,213
Audit fees                                                                         13,500
Other                                                                              28,307
-----------------------------------------------------------------------------------------
Total expenses                                                                  7,411,983
  Earnings and bank fee credits on cash balances (Note 2)                         (56,128)
-----------------------------------------------------------------------------------------
Total net expenses                                                              7,355,855
-----------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 5,384,176
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions (Note 3)                                               85,422,969
  Foreign currency transactions                                                       (14)
  Payment from affiliate (Note 2)                                                 161,257
-----------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                        85,584,212
Net change in unrealized appreciation (depreciation) on investments and on
  translation of assets and liabilities in foreign currencies                 (50,688,129)
-----------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                          34,896,083
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $ 40,280,259
=========================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 15

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEPT. 30, 2006     MARCH 31, 2006
                                                                         SIX MONTHS ENDED      YEAR ENDED
                                                                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                          $      5,384,176   $      9,913,137
Net realized gain (loss) on investments                                        85,584,212        113,204,431
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies         (50,688,129)        92,878,501
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                40,280,259        215,996,069
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                  (5,273,341)        (8,421,000)
      Class B                                                                    (313,766)          (354,820)
      Class C                                                                     (10,109)            (7,125)
      Class I                                                                        (100)              (164)
      Class Y                                                                     (86,046)          (117,179)
------------------------------------------------------------------------------------------------------------
Total distributions                                                            (5,683,362)        (8,900,288)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                                    116,180,223         99,597,531
   Class B shares                                                              13,741,672         17,224,906
   Class C shares                                                               1,588,053            561,220
   Class Y shares                                                               1,888,308          4,979,245
Reinvestment of distributions at net asset value
   Class A shares                                                               5,169,069          8,250,474
   Class B shares                                                                 309,079            349,560
   Class C shares                                                                   9,838              7,097
   Class Y shares                                                                  86,046            117,179
Payments for redemptions
   Class A shares                                                             (88,775,637)      (206,493,944)
   Class B shares (Note 2)                                                    (63,136,784)      (109,750,417)
   Class C shares (Note 2)                                                       (483,730)          (860,687)
   Class Y shares                                                              (1,263,904)        (1,715,552)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             (14,687,767)      (187,733,388)
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        19,909,130         19,362,393
Net assets at beginning of period                                           1,170,196,297      1,150,833,904
------------------------------------------------------------------------------------------------------------
Net assets at end of period                                              $  1,190,105,427   $  1,170,196,297
============================================================================================================
Undistributed net investment income                                      $      1,666,364   $      1,965,550
------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

16 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Sept. 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests in equity securities that provide income, offer the opportunity for long-term capital appreciation, or both.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Sept. 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 17

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------

18 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Sept. 30, 2006, foreign currency holdings were entirely comprised of Canadian dollars.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 19

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


------------------------------------------------------------------------------

20 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.53% to 0.40% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the fee by $668,363 for the six months ended Sept. 30, 2006.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 21

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $419,604 for Class A, $69,546 for Class B and $303 for Class C for the six months ended Sept. 30, 2006.

During the six months ended Sept. 30, 2006, the Fund's custodian and transfer agency fees were reduced by $56,128 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time payment of $161,257 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $246,418,329 and $264,040,828, respectively, for the six months ended Sept. 30, 2006. Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------

22 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED SEPT. 30, 2006
                            CLASS A       CLASS B     CLASS C    CLASS I    CLASS Y
------------------------------------------------------------------------------------
Sold                        9,651,335     1,125,380   131,422      --        154,587
Issued for reinvested
  distributions               427,465        25,724       818      --          7,112
Redeemed                   (7,278,533)   (5,289,751)  (39,730)     --       (104,142)
------------------------------------------------------------------------------------
Net increase (decrease)     2,800,267    (4,138,647)   92,510      --         57,557
------------------------------------------------------------------------------------

                                       YEAR ENDED MARCH 31, 2006
                            CLASS A       CLASS B     CLASS C    CLASS I    CLASS Y
------------------------------------------------------------------------------------
Sold                        9,107,686     1,565,231    50,786      --        452,152
Issued for reinvested
  distributions               739,939        32,271       644      --         10,410
Redeemed                  (19,032,227)  (10,216,829)  (80,845)     --       (158,930)
------------------------------------------------------------------------------------
Net increase (decrease)    (9,184,602)   (8,619,327)  (29,415)     --        303,632
------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At Sept. 30, 2006, securities valued at $3,531,120 were on loan to brokers. For collateral, the Fund received $3,728,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, which are included in the "Investments in securities." Income from securities lending amounted to $53,166 for the six months ended Sept. 30, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 23

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended Sept. 30, 2006.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $110,768,162 at March 31, 2006, that if not offset by capital gains will expire as follows:

            2011                   2012
------------------------------------------
        $68,592,915            $42,175,247
------------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------

24 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 25

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

-----------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                     2006(f)          2006         2005        2004         2003
Net asset value, beginning of period             $    12.16      $    10.12   $     9.17   $    6.39   $     9.45
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .06             .12          .15         .10          .10
Net gains (losses) (both realized
and unrealized)                                         .37            2.03          .94        2.77        (3.08)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        .43            2.15         1.09        2.87        (2.98)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.07)           (.11)        (.14)       (.09)        (.08)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    12.52      $    12.16   $    10.12   $    9.17   $     6.39
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $      991      $      928   $      865   $     889   $      685
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                                    1.15%(c)        1.16%        1.11%       1.07%        1.00%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                            1.07%(c)        1.04%        1.46%       1.19%        1.22%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                        21%             28%          25%         39%          38%
-----------------------------------------------------------------------------------------------------------------
Total return(d)                                        3.55%(e)       21.31%       11.96%      45.06%      (31.58%)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

26 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

CLASS B

-----------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                      2006(f)          2006         2005        2004         2003
Net asset value, beginning of period             $    12.19      $    10.14   $     9.18   $    6.40   $     9.46
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .02             .01          .07         .03          .03
Net gains (losses) (both realized
and unrealized)                                         .37            2.06          .95        2.78        (3.07)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        .39            2.07         1.02        2.81        (3.04)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.02)           (.02)        (.06)       (.03)        (.02)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    12.56      $    12.19   $    10.14   $    9.18   $     6.40
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $      181      $      226   $      275   $     341   $      319
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                                    1.92%(c)        1.92%        1.88%       1.84%        1.77%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                             .30%(c)         .28%         .69%        .44%         .44%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                        21%             28%          25%         39%          38%
-----------------------------------------------------------------------------------------------------------------
Total return(d)                                        3.20%(e)       20.39%       11.16%      43.89%      (32.13%)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 27

CLASS C

-----------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                      2006(f)          2006         2005        2004         2003
Net asset value, beginning of period             $    12.09      $    10.06   $     9.12   $    6.36   $     9.40
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .03             .02          .07         .03          .03
Net gains (losses) (both realized
and unrealized)                                         .36            2.03          .93        2.76        (3.04)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        .39            2.05         1.00        2.79        (3.01)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.03)           (.02)        (.06)       (.03)        (.03)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    12.45      $    12.09   $    10.06   $    9.12   $     6.36
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $        5      $        4   $        3   $       3   $        3
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                                    1.92%(c)        1.92%        1.88%       1.85%        1.79%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                             .30%(c)         .28%         .69%        .42%         .44%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                        21%             28%          25%         39%          38%
-----------------------------------------------------------------------------------------------------------------
Total return(d)                                        3.21%(e)       20.43%       11.05%      43.87%      (32.09%)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

28 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

CLASS I

-----------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                      2006(g)          2006         2005        2004(b)
Net asset value, beginning of period             $    12.18      $    10.13   $     9.18   $     9.44
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .09             .18          .19          .08
Net gains (losses) (both realized
and unrealized)                                         .36            2.02          .94         (.31)
-----------------------------------------------------------------------------------------------------
Total from investment operations                        .45            2.20         1.13         (.23)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.09)           (.15)        (.18)        (.03)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    12.54      $    12.18   $    10.13   $     9.18
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $       --      $       --   $       --   $       --
-----------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                                     .71%(d)         .72%         .67%         .71%(d)
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                            1.50%(d)        1.48%        1.89%        1.29%(d)
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                        21%             28%          25%          39%
-----------------------------------------------------------------------------------------------------
Total return(e)                                        3.76%(f)       21.90%       12.45%       (2.42%)(f)
-----------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 29

CLASS Y

-----------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                      2006(f)          2006         2005        2004         2003
Net asset value, beginning of period             $    12.17      $    10.13   $     9.18   $    6.40   $     9.46
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .07             .15          .17         .12          .11
Net gains (losses) (both realized
and unrealized)                                         .37            2.02          .94        2.76        (3.07)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        .44            2.17         1.11        2.88        (2.96)
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.08)           (.13)        (.16)       (.10)        (.10)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    12.53      $    12.17   $    10.13   $    9.18   $     6.40
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $       14      $       13   $        8   $       5   $        3
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                                     .97%(c)         .98%         .94%        .91%         .83%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                            1.24%(c)        1.22%        1.61%       1.35%        1.40%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                        21%             28%          25%         39%          38%
-----------------------------------------------------------------------------------------------------------------
Total return(d)                                        3.63%(e)       21.51%       12.16%      45.25%      (31.41%)
-----------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

30 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 31

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                                 APRIL 1, 2006   SEPT. 30, 2006   THE PERIOD(a)   EXPENSE RATIO
-----------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------
   Actual(b)                        $1,000         $1,035.50          $5.84           1.15%
-----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $1,000         $1,019.20          $5.79           1.15%
-----------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------
   Actual(b)                        $1,000         $1,032.00          $9.73           1.92%
-----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $1,000         $1,015.36          $9.65           1.92%
-----------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------
   Actual(b)                        $1,000         $1,032.10          $9.73           1.92%
-----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $1,000         $1,015.36          $9.65           1.92%
-----------------------------------------------------------------------------------------------
Class I
-----------------------------------------------------------------------------------------------
   Actual(b)                        $1,000         $1,037.60          $3.61            .71%
-----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $1,000         $1,021.39          $3.58            .71%
-----------------------------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------------------------
   Actual(b)                        $1,000         $1,036.30          $4.92            .97%
-----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)      $1,000         $1,020.09          $4.89            .97%
-----------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense multiplied by the average ratio as indicated above, account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Sept. 30, 2006:
      +3.55% for Class A, +3.20% for Class B, +3.21% for Class C, +3.76% for
      Class I and +3.63% for Class Y.


------------------------------------------------------------------------------

32 RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE EQUITY VALUE FUND - 2006 SEMIANNUAL REPORT 33

RIVERSOURCE(SM) EQUITY VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

RIVERSOURCE [LOGO](SM)   This report must be accompanied or preceded by the
      INVESTMENTS        Fund's current prospectus. RiverSource(SM) mutual
                         funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members
                         NASD, and managed by RiverSource Investments, LLC.
                         These companies are part of Ameriprise Financial, Inc.

                                                              S-6481 N (11/06)

  Semiannual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                               INVESTMENTS

  RIVERSOURCE(SM)
  SMALL CAP ADVANTAGE FUND

------------------------------------------------------------------------------

  SEMIANNUAL REPORT FOR
  THE PERIOD ENDED
  SEPT. 30, 2006

> RIVERSOURCE SMALL CAP
  ADVANTAGE FUND SEEKS TO
  PROVIDE SHAREHOLDERS WITH
  LONG-TERM CAPITAL GROWTH.

------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ............................................................   3

Performance Summary ......................................................   5

Questions & Answers with Portfolio Management ............................   7

Investments in Securities ................................................  11

Financial Statements .....................................................  18

Notes to Financial Statements ............................................  21

Fund Expenses Example ....................................................  35

Approval of Investment Management Services Agreement .....................  37

Proxy Voting .............................................................  37

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT SEPT. 30, 2006

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

RiverSource Small Cap Advantage Fund strives for consistent, superior risk-adjusted returns by exploiting natural inefficiencies in the small cap market. The Fund invests in both growth and value stocks and generally holds a large number of stocks across a wide range of industries. The Fund's unique investment approach combines both quantitative and qualitative strategies, investing primarily in small cap equity securities.

------------------------------------------------------------------------------
SECTOR BREAKDOWN*
------------------------------------------------------------------------------

Percentage of portfolio assets

Financials                              22.6%
Information Technology                  19.4%
Industrials                             14.0%           [PIE CHART]
Consumer Discretionary                  13.7%
Health Care                             11.9%
Energy                                   5.3%
Other(1)                                13.1%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1)   Includes Materials 4.1%, Utilities 3.0%, Cash & Cash Equivalents(2)
      2.6%, Consumer Staples 2.2% and Telecommunication Services 1.2%.

(2) Of the 2.6%, 2.1% is due to security lending activity and 0.5% is the Fund's cash equivalent position.

------------------------------------------------------------------------------
TOP TEN HOLDINGS
------------------------------------------------------------------------------

Percentage of portfolio assets

iShares Russell 2000 Index Fund             1.2%
Phillips-Van Heusen                         0.6
inVentiv Health                             0.6
ProAssurance                                0.6
Selective Insurance Group                   0.5
Ohio Casualty                               0.5
Greater Bay Bancorp                         0.5
Horace Mann Educators                       0.5
Cleco                                       0.5
Delphi Financial Group Cl A                 0.5

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT SEPT. 30, 2006

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND  GROWTH
                       LARGE
                       MEDIUM   SIZE
         X             SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution and involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
PORTFOLIO MANAGERS
------------------------------------------------------------------------------

KENWOOD CAPITAL MANAGEMENT LLC

                                                            YEARS IN INDUSTRY
Kent Kelley, CFA                                                   28
Jacob Hurwitz, CFA                                                 27

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                  TICKER SYMBOL                INCEPTION DATE
Class A                                   ASAAX                    5/4/99
Class B                                   ASABX                    5/4/99
Class C                                   ADVCX                   6/26/00
Class I                                      --                    3/4/04
Class Y                                      --                    5/4/99
Total net assets                                           $656.4 million
Number of holdings                                                    364


------------------------------------------------------------------------------

4 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON

                 For the six-month period ended Sept. 30, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Small Cap Advantage Fund
Class A (excluding sales charge)                 -7.19%

Russell 2000(R) Index(1) (unmanaged)             -4.61%

Lipper Small-Cap Core Funds Index(2)             -5.74%

(1) The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
AT SEPT. 30, 2006

                                                                                         SINCE
Without sales charge               6 MONTHS*     1 YEAR      3 YEARS      5 YEARS      INCEPTION
------------------------------------------------------------------------------------------------
Class A (inception 5/4/99)          -7.19%       +5.54%      +14.75%      +13.33%        +7.90%
------------------------------------------------------------------------------------------------
Class B (inception 5/4/99)          -7.53%       +4.76%      +13.84%      +12.50%        +7.08%
------------------------------------------------------------------------------------------------
Class C (inception 6/26/00)         -7.53%       +4.76%      +13.84%      +12.50%        +5.45%
------------------------------------------------------------------------------------------------
Class I (inception 3/4/04)          -7.04%       +6.01%         N/A          N/A         +7.96%
------------------------------------------------------------------------------------------------
Class Y (inception 5/4/99)          -7.23%       +5.61%      +14.88%      +13.53%        +8.05%
------------------------------------------------------------------------------------------------
With sales charge
------------------------------------------------------------------------------------------------
Class A (inception 5/4/99)         -12.53%       -0.53%      +12.50%      +12.00%        +7.04%
------------------------------------------------------------------------------------------------
Class B (inception 5/4/99)         -12.16%       +0.46%      +12.80%      +12.25%        +7.08%
------------------------------------------------------------------------------------------------
Class C (inception 6/26/00)         -8.46%       +3.90%      +13.84%      +12.50%        +5.45%
------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class Y shares. These shares classes are available to institutional investors only.

*     Not annualized


------------------------------------------------------------------------------

6 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Small Cap Advantage Fund declined 7.19% (Class A shares, excluding sales charge) for the six months ended Sept. 30, 2006. The Fund's benchmark, the Russell 2000(R) Index (Russell Index), declined 4.61% for the same time frame. The Fund's peer group, as represented by the Lipper Small-Cap Core Funds Index declined 5.74% during the fiscal period.

U.S. equities faced a stiff sell-off in the first four months of the fiscal period, as investors worried that rising energy prices and higher than expected core inflation would force the Federal Reserve (the Fed) to raise interest rates more aggressively than previously expected. The market then experienced a bit of a recovery in the late summer months, as energy prices retreated and the Fed left the Fed funds target unchanged at its August and September meetings. Large-cap stocks, in general, held up better during the downturn and outpaced small-caps during the six-month period.

For the semiannual period, the Fund was primarily managed by Jake Hurwitz and Kent Kelley of Kenwood Capital Management in Minneapolis. Dimitris Bertsimas and Jonathan Calvert of the RiverSource Investments quantitative investment office managed less than 20% of the Fund's assets. Each team employed a separate and distinct small company equity selection process. As of Sept. 14, 2006, Hurwitz and Kelley became the Fund's sole portfolio managers. They have been managers of the Fund since its inception in 1999.

Q:    What factors most significantly affected the Fund's performance?

      HURWITZ AND KELLEY: Consistent with our "bottom-up" focus, stock selection was the most important performance factor for the portion of the Fund that we manage. Overall, stock selection detracted from the Fund's performance during the period.

      Our quantitative stock selection process favors stocks with strong company fundamentals, such as above-average profit and cash flow margins, and attractive valuations. In general, this approach was not effective in guiding stock selection in a number of small cap sectors, including consumer discretionary, health care and energy. In particular, the components of our stock selection discipline based on price momentum and analyst estimate revisions produced weak results during the period. Moreover, valuation-based factors produced results that were below their long-term averages in most economic sectors.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

      By sector, stock selection in consumer discretionary was the largest detractor from the Fund's return. For example, men's apparel retailer Jos. A. Bank Clothiers declined following a disappointing earnings report. Among the Fund's holdings in the building products group, shares of Eagle Materials, a manufacturer and distributor of wallboard and cement products, were down sharply on concerns that a weakening housing market would lead to falling demand for its products. In business services, temporary staffing provider Labor Ready reported slower than expected revenue growth, sending its stock price lower. Stock selection in health care, energy, and finance also detracted from the Fund's return.

      The portfolio's best performance occurred in the industrials sector. Several of the Fund's positions in the aerospace and defense group, including Orbital Sciences and Teladyne Technologies, advanced following positive earnings surprises. In the electrical products group, shares of Acuity Brands, a maker of lighting equipment, surged after the company reported quarterly earnings that beat consensus expectations. Stock selection in the materials sector also boosted the Fund's performance. For example, specialty chemical companies OM Group and Spartech advanced on solid earnings growth.

      BERTSIMAS AND CALVERT: The portion of the Fund we managed underperformed the Russell Index for the six-month period. Of our three quantitative models, the momentum model's results were weakest relative to the Russell Index. The value and quality-adjusted value models outperformed the Russell Index. Particularly in the difficult market period of early summer, results from the value model and the quality-adjusted value helped to stabilize results, but the favorable impact was overshadowed by the significant underperformance of momentum.

      Our strategy kept sector weightings similar to the Russell Index, so overall sector allocations had minimal impact on the Fund's return. However, technology and health care positions that were smaller than the Russell Index helped the Fund's performance. The portfolio's consumer staples position was larger than the Russell Index, which was also advantageous.

      Stock selection detracted from the Fund's return, primarily due to stocks chosen by the momentum model. Toward the end of the six months, previously strong performing momentum stocks badly lagged their peers amid a shift in investor sentiment. Stock selection was strong in the health care and telecommunication


------------------------------------------------------------------------------

8 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      services sectors, but selection in the information technology and consumer discretionary sectors detracted from the Fund's return.

      Individual contributors to performance included biomedical firm Illumina, consumer finance company World Acceptance and a software developer for electronic funds transfers, Transaction Systems Architects. Illumina develops gene analysis tools and the stock benefited from strong earnings. World Acceptance, which was highly ranked by all three of our models, delivered steady outperformance supported by improving business prospects. Although Transaction Systems Architects did not outperform the Russell Index for the full six months, the stock was kept in the Fund's portfolio as a selection of our momentum model, early in the period. The stock subsequently fell out of favor with the momentum model and we sold it prior to a price decline.

      Detractors from the Fund's return included Beazer Homes, which was preferred by both the value model and the quality-adjusted value model, Neurocrine Biosciences, which was bought based on its momentum characteristics, and Reliance Steel and Aluminum, which scored well on both the value and momentum models. Beazer Homes declined along with the softening of U.S. housing market. Neurocrine Biosciences plunged after the FDA delayed approval of a particular dosage of an insomnia drug, one of its lead products. Reliance Steel and Aluminum declined as projected demand for its products fell and investor sentiment shifted away from the materials sector.

Q:    How would you describe your current investment strategy?

      HURWITZ AND KELLEY: Our strategy is a quantitative approach. We use computer models to identify the most attractive stocks in each economic sector, based on a balanced set of valuation, earnings and price-related variables. Our approach seeks to identify quality companies -- differentiated by superior cash flow generation and attractive relative valuations -- from both the growth and value sides of the small-cap universe.

      We believe the objectivity of our approach is an advantage because investors often let emotions stand in the way of sound investment decisions. We invest in all sectors of the small-cap market at roughly the same weightings as the Russell Index. Our objective is to own a portfolio of stocks that represents the best opportunities in each sector.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 9

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Fund in the coming months?

      HURWITZ AND KELLEY: We continue to select stocks one at a time, while providing balanced exposure to growth and value small-cap stocks and keeping sector weightings similar to the Russell Index.

      With U.S. economic growth slowing, the pace of consumer spending will largely determine whether the economy faces a mid-cycle slowdown or a recession. While declines in interest rates and energy prices support continued consumer spending, a variety of factors -- weakening home prices, sluggish job creation and soft income growth -- could place the consumer sector at risk.

      Against this backdrop, both the sustainability of corporate profit margins and relative valuations are likely to be the most important drivers of equity returns over the coming months. Decelerating inflation and an end to the Fed's tightening cycle may provide an impetus for higher stock prices. However, if profit margins contract too quickly in a softer economic environment, the equity markets may struggle into 2007.

------------------------------------------------------------------------------
      WE CONTINUE TO SELECT STOCKS ONE AT A TIME, WHILE PROVIDING BALANCED EXPOSURE TO GROWTH AND VALUE SMALL-CAP STOCKS AND KEEPING SECTOR WEIGHTINGS SIMILAR TO THE RUSSELL INDEX.

                                                         -- HURWITZ AND KELLEY
------------------------------------------------------------------------------


------------------------------------------------------------------------------

10 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

INVESTMENTS IN SECURITIES

SEPT. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (99.1%)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
AEROSPACE & DEFENSE (1.7%)
Ceradyne                                           42,362(b)      $  1,740,655
DynCorp Intl Cl A                                 124,900(b)         1,572,491
K&F Inds Holdings                                  86,900(b)         1,631,982
Orbital Sciences                                   74,950(b)         1,406,812
Teledyne Technologies                              81,900(b)         3,243,239
United Industrial                                  34,200            1,829,700
                                                                  ------------
Total                                                               11,424,879
------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS (0.7%)
EGL                                                31,456(b)         1,146,257
Hub Group Cl A                                     94,380(b)         2,149,976
Pacer Intl                                         45,300            1,257,528
                                                                  ------------
Total                                                                4,553,761
------------------------------------------------------------------------------
AIRLINES (0.5%)
Continental Airlines Cl B                          59,600(b)         1,687,276
JetBlue Airways                                    64,100(b,d)         594,207
SkyWest                                            39,100              958,732
                                                                  ------------
Total                                                                3,240,215
------------------------------------------------------------------------------
AUTO COMPONENTS (0.5%)
ArvinMeritor                                       88,854            1,265,281
Tenneco                                            89,000(b)         2,081,710
                                                                  ------------
Total                                                                3,346,991
------------------------------------------------------------------------------
BEVERAGES (0.5%)
Boston Beer Cl A                                   95,600(b)         3,140,460
------------------------------------------------------------------------------
BIOTECHNOLOGY (2.2%)
Applera - Celera
  Genomics Group                                  144,700(b,f)       2,014,224
Arena Pharmaceuticals                             122,700(b)         1,469,946
BioMarin Pharmaceutical                            61,802(b)           879,442
Cubist Pharmaceuticals                             43,400(b)           943,516
Human Genome
  Sciences                                        110,500(b,d)       1,275,170
InterMune                                          49,900(b,d)         819,358
Lexicon Genetics                                  229,400(b)           864,838
Medarex                                           151,300(b)         1,624,962
Myriad Genetics                                    39,200(b)           966,280

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
BIOTECHNOLOGY (CONT.)
Progenics
  Pharmaceuticals                                  52,100(b)      $  1,222,266
Regeneron
  Pharmaceuticals                                 143,854(b)         2,257,070
                                                                  ------------
Total                                                               14,337,072
------------------------------------------------------------------------------
BUILDING PRODUCTS (0.8%)
Goodman Global                                    119,300(b)         1,592,655
Jacuzzi Brands                                    182,600(b)         1,824,174
NCI Building Systems                               31,534(b)         1,834,333
                                                                  ------------
Total                                                                5,251,162
------------------------------------------------------------------------------
CAPITAL MARKETS (0.8%)
Greenhill & Co                                     18,100            1,213,062
Investment Technology
  Group                                            40,703(b)         1,821,459
Knight Capital
  Group Cl A                                      136,959(b)         2,492,654
                                                                  ------------
Total                                                                5,527,175
------------------------------------------------------------------------------
CHEMICALS (1.2%)
Georgia Gulf                                       74,000            2,029,080
OM Group                                           55,168(b)         2,424,082
PolyOne                                           174,700(b)         1,455,251
Sensient Technologies                              65,177            1,275,514
Spartech                                           36,400              974,428
                                                                  ------------
Total                                                                8,158,355
------------------------------------------------------------------------------
COMMERCIAL BANKS (4.5%)
BancorpSouth                                       66,476            1,845,374
Cathay General Bancorp                             53,200            1,920,520
Central Pacific Financial                          36,700            1,342,486
City Holding                                       66,300            2,643,381
East West Bancorp                                  47,500            1,881,475
First Republic Bank                                59,800            2,545,088
Greater Bay Bancorp                               123,400            3,481,114
Hancock Holding                                    36,157            1,936,207
Hanmi Financial                                   128,400            2,516,640
MB Financial                                       40,168            1,480,994
Preferred Bank                                     26,000            1,559,220
Sterling Financial                                 79,300            2,571,699


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 11

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
COMMERCIAL BANKS (CONT.)
Trustmark                                          73,256         $  2,302,436
Vineyard Natl Bancorp                              52,100            1,352,516
                                                                  ------------
Total                                                               29,379,150
------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (4.1%)
ACCO Brands                                        65,200(b)         1,451,352
Advisory Board                                     46,000(b)         2,323,920
American Reprographics                             39,100(b)         1,253,546
CBIZ                                              174,800(b)         1,276,040
COMSYS IT Partners                                107,800(b)         1,853,082
Consolidated Graphics                              44,000(b)         2,647,480
CRA Intl                                           40,400(b)         1,925,464
GEO Group                                          39,500(b)         1,668,875
Global Cash Access
  Holdings                                         66,200(b)           998,958
Herman Miller                                      44,300            1,515,503
IHS Cl A                                           44,500(b)         1,427,560
Labor Ready                                        97,648(b)         1,555,533
PeopleSupport                                      58,600(b)         1,084,100
United Stationers                                  27,194(b)         1,264,793
Viad                                               48,901            1,731,584
Watson Wyatt
  Worldwide Cl A                                   67,200            2,749,824
                                                                  ------------
Total                                                               26,727,614
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (3.8%)
3Com                                              208,500(b)           919,485
ADTRAN                                             54,300            1,294,512
Anaren                                             52,100(b)         1,097,747
ARRIS Group                                       217,700(b)         2,494,842
CommScope                                          61,101(b)         2,007,779
Comtech
  Telecommunications                               62,800(b)         2,102,544
Finisar                                           641,875(b)         2,330,006
Foundry Networks                                  193,300(b)         2,541,895
InterDigital
  Communications                                   79,900(b)         2,724,590
Polycom                                           130,900(b)         3,210,977
Redback Networks                                  123,737(b)         1,717,470
Sonus Networks                                    238,900(b)         1,256,614
Sycamore Networks                                 253,700(b)           958,986
                                                                  ------------
Total                                                               24,657,447
------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.6%)
Brocade Communications
  Systems                                         423,500(b)         2,989,910
Electronics for Imaging                            96,500(b)         2,207,920

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
COMPUTERS & PERIPHERALS (CONT.)
Emulex                                             55,400(b)      $  1,006,618
Imation                                            45,994            1,846,659
Intermec                                           59,700(b)         1,573,692
Palm                                               67,800(b)           987,168
                                                                  ------------
Total                                                               10,611,967
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (0.6%)
Granite Construction                               46,500            2,480,775
Sterling Construction                              58,470(b)         1,172,908
                                                                  ------------
Total                                                                3,653,683
------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.6%)
Headwaters                                         84,000(b)         1,961,400
Texas Inds                                         34,600            1,801,276
                                                                  ------------
Total                                                                3,762,676
------------------------------------------------------------------------------
CONSUMER FINANCE (0.5%)
Cash America Intl                                  51,391            2,008,360
CompuCredit                                        39,300(b)         1,187,253
                                                                  ------------
Total                                                                3,195,613
------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.8%)
Greif Cl A                                         27,400            2,195,014
Myers Inds                                         72,800            1,237,600
Rock-Tenn Cl A                                     91,000            1,801,800
                                                                  ------------
Total                                                                5,234,414
------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES (0.7%)
DeVry                                              59,700(b)         1,269,819
Jackson Hewitt Tax Service                         59,400            1,782,594
Sotheby's                                          52,800            1,702,272
                                                                  ------------
Total                                                                4,754,685
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (2.1%)
Financial Federal                                  74,900            2,007,320
Intl Securities Exchange
  Holdings                                         37,700            1,767,753
iShares Russell 2000
  Index Fund                                      114,400(d)         8,233,368
Portfolio Recovery
  Associates                                       45,600(b)         2,000,472
                                                                  ------------
Total                                                               14,008,913
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Alaska Communications
  Systems Group                                    93,400            1,239,418
Cincinnati Bell                                   278,000(b)         1,339,960
FairPoint Communications                           76,000            1,322,400


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

12 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
Golden Telecom                                     42,500(c)      $  1,285,625
Time Warner Telecom Cl A                           75,000(b)         1,425,750
                                                                  ------------
Total                                                                6,613,153
------------------------------------------------------------------------------
ELECTRIC UTILITIES (1.5%)
Cleco                                             134,861            3,403,891
Idacorp                                            69,200            2,616,452
Otter Tail                                         53,990            1,578,668
Westar Energy                                      90,100            2,118,251
                                                                  ------------
Total                                                                9,717,262
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                      65,900            2,991,860
Encore Wire                                        35,849(b)         1,265,111
General Cable                                      68,379(b)         2,612,762
Genlyte Group                                      46,500(b)         3,310,800
Lamson & Sessions                                  46,700(b)         1,112,394
Regal-Beloit                                       42,196            1,835,526
                                                                  ------------
Total                                                               13,128,453
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)
Aeroflex                                          149,400(b)         1,535,832
Anixter Intl                                       21,900            1,236,693
Brightpoint                                       134,748(b)         1,916,117
FLIR Systems                                       35,800(b)           972,328
Global Imaging Systems                             91,196(b)         2,012,696
Itron                                              32,100(b)         1,791,180
Littelfuse                                         74,400(b)         2,581,680
LoJack                                             74,500(b)         1,459,455
Plexus                                             67,323(b)         1,292,602
Rofin-Sinar Technologies                           46,397(b)         2,819,545
ScanSource                                         37,000(b)         1,122,210
                                                                  ------------
Total                                                               18,740,338
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (2.9%)
BASiC Energy Services                              55,400(b)         1,351,760
Dril-Quip                                          20,600(b)         1,394,208
Grey Wolf                                         440,600(b)         2,943,208
Hydril                                             24,500(b)         1,373,470
Lone Star Technologies                             40,200(b)         1,944,876
NATCO Group Cl A                                   40,800(b)         1,175,040
Oil States Intl                                   102,400(b)         2,816,000
Parker Drilling                                   196,901(b)         1,394,059
RPC                                                52,162              955,608
Veritas DGC                                        20,400(b)         1,342,728
W-H Energy Services                                49,346(b)         2,046,379
                                                                  ------------
Total                                                               18,737,336
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
FOOD & STAPLES RETAILING (0.8%)
Longs Drug Stores                                  39,100         $  1,798,991
Performance Food Group                             80,400(b)         2,258,436
Spartan Stores                                     59,700            1,008,930
                                                                  ------------
Total                                                                5,066,357
------------------------------------------------------------------------------
FOOD PRODUCTS (0.5%)
Flowers Foods                                      70,600            1,897,728
Premium Standard Farms                             67,500            1,285,875
Ralcorp Holdings                                    6,920(b)           333,752
                                                                  ------------
Total                                                                3,517,355
------------------------------------------------------------------------------
GAS UTILITIES (1.5%)
Laclede Group                                      53,700            1,722,696
New Jersey Resources                               49,100            2,420,630
Nicor                                              66,265            2,833,491
Southwest Gas                                      92,700            3,088,764
                                                                  ------------
Total                                                               10,065,581
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
DJO                                                55,400(b)         2,300,762
Greatbatch                                         61,900(b)         1,400,178
Haemonetics                                        33,900(b)         1,586,520
Hologic                                            75,855(b)         3,301,209
ICU Medical                                        51,000(b)         2,319,480
LifeCell                                           58,680(b)         1,890,670
Mentor                                             33,700            1,698,143
Palomar Medical
  Technologies                                     31,300(b)         1,320,860
West Pharmaceutical
  Services                                         26,033            1,022,316
                                                                  ------------
Total                                                               16,840,138
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (4.0%)
Alliance Imaging                                  192,200(b)         1,501,082
Amedisys                                           33,700(b)         1,336,879
AMN Healthcare Services                            75,900(b)         1,802,625
Healthways                                         18,600(b)           829,560
inVentiv Health                                   117,496(b)         3,763,396
Kindred Healthcare                                 73,072(b)         2,172,431
Magellan Health
  Services                                         49,100(b)         2,091,660
Molina Healthcare                                  39,100(b)         1,382,576
Odyssey HealthCare                                 88,800(b)         1,259,184
PSS World Medical                                 123,400(b)         2,466,766
Psychiatric Solutions                              97,300(b)         3,316,957
Radiation Therapy
  Services                                         46,350(b)         1,354,811


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 13

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Sunrise Senior Living                              42,300(b)      $  1,263,501
WellCare Health Plans                              30,200(b)         1,710,226
                                                                  ------------
Total                                                               26,251,654
------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY (0.6%)
TriZetto Group                                    197,600(b)         2,991,664
Vital Images                                       34,700(b)         1,095,826
                                                                  ------------
Total                                                                4,087,490
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (2.5%)
California Pizza Kitchen                           36,900(b)         1,104,417
Chipotle Mexican
  Grill Cl A                                       36,900(b,d)       1,832,823
CKE Restaurants                                   104,200            1,742,224
Domino's Pizza                                     64,700            1,659,555
Jack in the Box                                    65,156(b)         3,399,840
Multimedia Games                                  126,000(b,d)       1,144,080
Papa John's Intl                                   46,689(b)         1,685,940
Speedway Motorsports                               46,700            1,700,347
Vail Resorts                                       60,800(b)         2,433,216
                                                                  ------------
Total                                                               16,702,442
------------------------------------------------------------------------------
HOUSEHOLD DURABLES (1.2%)
American Greetings Cl A                            57,000            1,317,840
Interface Cl A                                    108,400(b)         1,396,192
Meritage Homes                                     30,400(b)         1,264,944
Sealy                                              96,600            1,261,596
Tempur-Pedic Intl                                  76,000(b,d)       1,304,920
Tupperware Brands                                  70,825            1,378,255
                                                                  ------------
Total                                                                7,923,747
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.5%)
Central Garden & Pet                               22,800(b)         1,100,328
WD-40                                              57,900            2,065,293
                                                                  ------------
Total                                                                3,165,621
------------------------------------------------------------------------------
INSURANCE (5.8%)
American Physicians
  Capital                                          67,600(b)         3,270,488
Commerce Group                                     56,598            1,700,770
Delphi Financial
  Group Cl A                                       85,321            3,402,601
FPIC Insurance Group                               62,470(b)         2,474,437
Horace Mann Educators                             177,452            3,412,402
LandAmerica
  Financial Group                                  47,788            3,143,973
Navigators Group                                   49,700(b)         2,386,097
Ohio Casualty                                     134,872            3,489,139

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
INSURANCE (CONT.)
Phoenix Companies                                  93,400         $  1,307,600
ProAssurance                                       75,600(b)         3,725,567
RLI                                                38,900            1,975,731
Safety Insurance Group                             56,867            2,767,148
Selective Insurance Group                          67,650            3,559,067
Zenith Natl Insurance                              31,500            1,256,535
                                                                  ------------
Total                                                               37,871,555
------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL (0.2%)
Priceline.com                                      38,800(b)         1,427,452
------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (1.9%)
aQuantive                                          64,200(b)         1,516,404
CNET Networks                                      71,616(b)           686,081
Digital River                                      34,700(b)         1,773,864
EarthLink                                         175,500(b)         1,275,885
j2 Global
  Communications                                   46,600(b)         1,266,122
NIC                                               242,100(b)         1,246,815
RealNetworks                                      166,100(b)         1,762,321
SAVVIS                                             44,128(b)         1,257,648
TheStreet.com                                     155,300            1,652,392
                                                                  ------------
Total                                                               12,437,532
------------------------------------------------------------------------------
IT SERVICES (1.9%)
CSG Systems Intl                                   77,172(b)         2,039,656
Gartner                                           108,600(b)         1,910,274
Lightbridge                                       115,100(b)         1,348,972
MPS Group                                         163,100(b)         2,464,441
Perot Systems Cl A                                 86,840(b)         1,197,524
Sykes Enterprises                                  85,600(b)         1,741,960
Tyler Technologies                                124,900(b)         1,614,957
                                                                  ------------
Total                                                               12,317,784
------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (0.5%)
K2                                                116,200(b)         1,363,026
Marvel Entertainment                               86,900(b)         2,097,766
                                                                  ------------
Total                                                                3,460,792
------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES (1.4%)
Bio-Rad Laboratories Cl A                          27,500(b)         1,945,075
Exelixis                                          138,100(b)         1,202,851
Illumina                                           48,000(b)         1,585,920
Molecular Devices                                  49,900(b)           922,651
Nektar Therapeutics                                72,600(b,d)       1,046,166
Varian                                             55,400(b)         2,541,198
                                                                  ------------
Total                                                                9,243,861
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

14 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
MACHINERY (2.2%)
Dynamic Materials                                  49,900         $  1,617,758
EnPro Inds                                         49,900(b)         1,499,994
ESCO Technologies                                  33,500(b)         1,542,340
Gardner Denver                                     51,000(b)         1,687,080
Kaydon                                             69,300            2,565,486
Middleby                                           16,500(b)         1,271,490
Mueller Inds                                       42,500            1,494,725
Valmont Inds                                       30,200            1,577,950
Wabtec                                             49,600            1,345,648
                                                                  ------------
Total                                                               14,602,471
------------------------------------------------------------------------------
MARINE (0.5%)
American Commercial
  Lines                                            49,900(b)         2,966,555
------------------------------------------------------------------------------
MEDIA (1.4%)
Catalina Marketing                                 67,300            1,850,750
Cox Radio Cl A                                    128,800(b)         1,977,080
Entravision
  Communications Cl A                             160,200(b)         1,191,888
Morningstar                                        44,300(b)         1,634,670
Scholastic                                         55,400(b)         1,725,710
Spanish Broadcasting
  System Cl A                                     249,700(b)         1,091,189
                                                                  ------------
Total                                                                9,471,287
------------------------------------------------------------------------------
METALS & MINING (1.4%)
Chaparral Steel                                    65,300(b)         2,224,118
Cleveland-Cliffs                                   52,700            2,008,397
Gibraltar Inds                                     48,100            1,066,858
Metal Management                                   55,335            1,540,526
Oregon Steel Mills                                 44,400(b)         2,169,828
                                                                  ------------
Total                                                                9,009,727
------------------------------------------------------------------------------
MULTILINE RETAIL (0.6%)
99 Cents Only Stores                              117,259(b)         1,387,174
Big Lots                                           80,400(b)         1,592,724
Bon-Ton Stores                                     29,300(d)           871,382
                                                                  ------------
Total                                                                3,851,280
------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS (2.5%)
Arena Resources                                    65,200(b)         2,094,224
Atlas America                                      37,241(b)         1,589,446
Gasco Energy                                      351,200(b)           948,240
Harvest Natural
  Resources                                       123,800(b)         1,281,330
Holly                                              30,500            1,321,565

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Mariner Energy                                     71,100(b)      $  1,306,107
Parallel Petroleum                                 66,409(b)         1,332,165
Penn Virginia                                      38,000            2,409,579
Swift Energy                                       34,000(b)         1,421,880
VAALCO Energy                                     195,500(b)         1,403,690
World Fuel Services                                33,600            1,359,120
                                                                  ------------
Total                                                               16,467,346
------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies                              135,600(b)         1,152,600
------------------------------------------------------------------------------
PHARMACEUTICALS (1.3%)
Alpharma Cl A                                      48,907            1,143,935
CNS                                                33,700              951,351
Connetics                                          96,600(b)         1,052,940
Medicis
  Pharmaceutical Cl A                              42,800            1,384,580
MGI PHARMA                                         79,100(b)         1,361,311
Perrigo                                            90,900            1,542,573
Sciele Pharma                                      64,100(b)         1,207,644
                                                                  ------------
Total                                                                8,644,334
------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (6.7%)
Alexandria Real Estate
  Equities                                         29,700            2,785,860
American Home Mtge
  Investment                                       61,983            2,161,347
Arbor Realty Trust                                 63,200            1,615,392
Digital Realty Trust                               78,200            2,449,224
Entertainment
  Properties Trust                                 61,200            3,018,384
FelCor Lodging Trust                              103,200            2,069,160
Highland Hospitality                               94,500            1,354,185
IMPAC Mtge Holdings                               137,952            1,292,610
KKR Financial                                      99,500            2,441,730
LTC Properties                                    103,900            2,519,575
Mid-America Apartment
  Communities                                      34,600            2,118,212
Nationwide Health
Properties                                         91,500(d)         2,446,710
Parkway Properties                                 52,300            2,431,427
PS Business Parks                                  46,600            2,809,980
Ramco-Gershenson
  Properties Trust                                 72,000            2,300,400
Sovran Self Storage                                42,900            2,383,095
Sunstone Hotel Investors                           89,000            2,645,080


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 15

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Tanger Factory Outlet
  Centers                                          76,600         $  2,728,492
Taubman Centers                                    51,000            2,265,420
                                                                  ------------
Total                                                               43,836,283
------------------------------------------------------------------------------
ROAD & RAIL (0.8%)
Arkansas Best                                      42,303            1,820,298
Florida East Coast Inds                            27,100            1,546,868
Heartland Express                                  67,300            1,055,264
Old Dominion Freight Line                          35,850(b)         1,076,576
                                                                  ------------
Total                                                                5,499,006
------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
Advanced Energy Inds                               68,400(b)         1,165,536
Atheros Communications                             78,208(b,d)       1,417,911
Atmel                                             207,400(b)         1,252,696
Cirrus Logic                                      142,200(b)         1,036,638
Cohu                                               58,600            1,044,838
Cymer                                              41,600(b)         1,826,656
DSP Group                                          78,000(b)         1,782,300
Entegris                                          144,927(b)         1,581,154
FormFactor                                         40,400(b)         1,702,052
Hittite Microwave                                  33,700(b)         1,499,650
Ikanos Communications                              84,700(b)           996,919
Lattice Semiconductor                             170,500(b)         1,162,810
Microsemi                                          90,200(b)         1,700,270
MKS Instruments                                    96,300(b)         1,955,853
ON Semiconductor                                  238,700(b)         1,403,556
RF Micro Devices                                  198,700(b)         1,506,146
Semtech                                            81,400(b)         1,038,664
Silicon Image                                     126,600(b)         1,610,352
Silicon Storage
  Technology                                      237,800(b)           979,736
Tessera Technologies                               37,000(b)         1,286,860
Trident Microsystems                              104,029(b)         2,419,714
Zoran                                              56,438(b)           907,523
                                                                  ------------
Total                                                               31,277,834
------------------------------------------------------------------------------
SOFTWARE (3.0%)
ANSYS                                              41,247(b)         1,822,292
Aspen Technology                                  112,953(b)         1,233,447
Concur Technologies                                93,400(b)         1,358,970
Hyperion Solutions                                 44,500(b)         1,534,360
Informatica                                        83,600(b)         1,136,124
Magma Design
  Automation                                      126,000(b)         1,146,600

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
SOFTWARE (CONT.)
Manhattan Associates                               41,800(b)      $  1,009,052
MICROS Systems                                     46,900(b)         2,294,348
MicroStrategy Cl A                                 19,400(b)         1,975,502
OPNET Technologies                                 77,100(b)         1,010,781
Sybase                                            100,000(b)         2,424,000
TIBCO Software                                    185,500(b)         1,665,790
Transaction Systems
  Architects                                       33,700(b)         1,156,584
                                                                  ------------
Total                                                               19,767,850
------------------------------------------------------------------------------
SPECIALTY RETAIL (3.9%)
Cato Cl A                                         107,388            2,352,871
Charlotte Russe Holding                            43,000(b)         1,184,220
Charming Shoppes                                  104,200(b)         1,487,976
Christopher & Banks                                58,600            1,727,528
CSK Auto                                           80,400(b)         1,133,640
DSW Cl A                                           44,500(b)         1,401,750
Genesco                                            40,900(b)         1,409,823
GUESS?                                             50,400(b)         2,445,912
Gymboree                                           53,200(b)         2,243,976
Men's Wearhouse                                    72,800            2,708,888
Pantry                                             39,052(b)         2,201,361
Payless ShoeSource                                 68,900(b)         1,715,610
Rent-A-Center                                      69,455(b)         2,034,337
Tween Brands                                       49,800(b)         1,872,480
                                                                  ------------
Total                                                               25,920,372
------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (2.3%)
Deckers Outdoor                                    30,445(b)         1,440,657
Movado Group                                       92,300            2,346,266
Phillips-Van Heusen                               101,200            4,227,125
Quiksilver                                        144,400(b)         1,754,460
Skechers USA Cl A                                  64,944(b)         1,526,833
True Religion Apparel                              78,200(b,d)       1,650,802
Wolverine World Wide                               72,800            2,060,968
                                                                  ------------
Total                                                               15,007,111
------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (2.6%)
BankUnited Financial Cl A                          67,500            1,759,725
Corus Bankshares                                   42,300(d)           945,828
Downey Financial                                   44,500            2,961,030
FirstFed Financial                                 49,158(b)         2,788,242
Ocwen Financial                                   143,548(b)         2,138,865
TierOne                                            94,960            3,221,992
Triad Guaranty                                     19,563(b)         1,001,039
WSFS Financial                                     33,200            2,064,708
                                                                  ------------
Total                                                               16,881,429
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

16 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                            SHARES             VALUE(a)
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Applied Industrial
  Technologies                                     51,300         $  1,251,720
Interline Brands                                   42,300(b)         1,043,964
                                                                  ------------
Total                                                                2,295,684
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
SBA Communications Cl A                            58,077(b)         1,413,013
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $606,969,124)                                              $650,346,317
------------------------------------------------------------------------------

------------------------------------------------------------------------------
MONEY MARKET FUNDS (2.7%)(e)
------------------------------------------------------------------------------
                                                  SHARES             VALUE(a)
RiverSource Short-Term
  Cash Fund                                    17,625,073(g)      $ 17,625,073
------------------------------------------------------------------------------
TOTAL MONEY MARKET FUNDS
(Cost: $17,625,073)                                               $ 17,625,073
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $624,594,197)(h)                                           $667,971,390
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2006, the value of foreign securities represented 0.2% of net assets.

(d) At Sept. 30, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.1% of net assets. See
      Note 5 to the financial statements. 0.6% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)   See Note 6 to the financial statements.

(h) At Sept. 30, 2006, the cost of securities for federal income tax purposes was approximately $624,594,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 64,214,000
      Unrealized depreciation                                     (20,837,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                $ 43,377,000
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard &
Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 17

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SEPT. 30, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Investments in securities of unaffiliated issuers* (identified cost $606,969,124)                 $650,346,317
   Affiliated money market fund (identified cost $17,625,073) (Note 6)                                 17,625,073
-----------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $624,594,197)                                        667,971,390
Cash in bank on demand deposit                                                                            379,799
Capital shares receivable                                                                                  32,642
Dividends and accrued interest receivable                                                                 535,796
Receivable for investment securities sold                                                               6,303,882
-----------------------------------------------------------------------------------------------------------------
Total assets                                                                                          675,223,509
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                                                     85,398
Payable for investment securities purchased                                                             4,183,964
Payable upon return of securities loaned (Note 5)                                                      14,073,000
Accrued investment management services fee                                                                 13,960
Accrued distribution fee                                                                                  289,921
Accrued service fee                                                                                             2
Accrued transfer agency fee                                                                                 1,914
Accrued administrative services fee                                                                         1,431
Other accrued expenses                                                                                    167,996
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      18,817,586
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                                   $656,405,923
=================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                             $    995,124
Additional paid-in capital                                                                            510,138,583
Net operating loss                                                                                     (1,282,150)
Accumulated net realized gain (loss)                                                                  103,177,173
Unrealized appreciation (depreciation) on investments                                                  43,377,193
-----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                             $656,405,923
=================================================================================================================
Net assets applicable to outstanding shares:                Class A                                  $500,816,811
                                                            Class B                                  $144,698,873
                                                            Class C                                  $ 10,102,675
                                                            Class I                                  $     10,187
                                                            Class Y                                  $    777,377
Net asset value per share of outstanding capital stock:     Class A shares         74,657,181        $       6.71
                                                            Class B shares         23,125,246        $       6.26
                                                            Class C shares          1,614,244        $       6.26
                                                            Class I shares              1,483        $       6.87
                                                            Class Y shares            114,244        $       6.80
-----------------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 5)                                                    $ 13,332,420
-----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

18 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPT. 30, 2006 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                                                $   3,330,169
Interest                                                                                       100,374
Income distributions from affiliated money market fund (Note 6)                                 10,447
Fee income from securities lending (Note 5)                                                    179,068
   Less foreign taxes withheld                                                                  (1,012)
------------------------------------------------------------------------------------------------------
Total income                                                                                 3,619,046
------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                           2,498,393
Distribution fee
   Class A                                                                                     668,657
   Class B                                                                                     841,115
   Class C                                                                                      54,018
Transfer agency fee                                                                            726,388
Incremental transfer agency fee
   Class A                                                                                      54,185
   Class B                                                                                      32,021
   Class C                                                                                       1,950
Service fee -- Class Y                                                                             402
Administrative services fees and expenses                                                      296,444
Compensation of board members                                                                    6,663
Custodian fees                                                                                  81,900
Printing and postage                                                                           108,850
Registration fees                                                                               30,850
Audit fees                                                                                      12,000
Other                                                                                           18,543
------------------------------------------------------------------------------------------------------
Total expenses                                                                               5,432,379
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)           (364,753)
------------------------------------------------------------------------------------------------------
                                                                                             5,067,626
   Earnings and bank fee credits on cash balances (Note 2)                                     (27,527)
------------------------------------------------------------------------------------------------------
Total net expenses                                                                           5,040,099
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                             (1,421,053)
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                           50,186,437
   Futures contracts                                                                             9,914
   Payment from affiliate (Note 2)                                                              14,100
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     50,210,451
Net change in unrealized appreciation (depreciation) on investments                       (109,078,728)
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                             (58,868,277)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          $ (60,289,330)
======================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 19

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEPT. 30, 2006      MARCH 31, 2006
                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                          $  (1,421,053)      $  (4,940,831)
Net realized gain (loss) on investments                                     50,210,451         140,664,403
Net change in unrealized appreciation (depreciation) on investments       (109,078,728)         32,930,053
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (60,289,330)        168,653,625
----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                                       --         (98,692,047)
      Class B                                                                       --         (35,219,995)
      Class C                                                                       --          (2,091,746)
      Class I                                                                       --          (1,713,491)
      Class Y                                                                       --            (114,870)
----------------------------------------------------------------------------------------------------------
Total distributions                                                                 --        (137,832,149)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
      Class A shares (Note 2)                                               30,117,602          63,701,930
      Class B shares                                                         3,869,101          13,026,541
      Class C shares                                                           575,474           1,420,244
      Class I shares                                                           968,062           5,523,348
      Class Y shares                                                            22,573             162,251
Reinvestment of distributions at net asset value
      Class A shares                                                                --          97,418,203
      Class B shares                                                                --          34,809,235
      Class C shares                                                                --           2,048,925
      Class I shares                                                                --           1,711,536
      Class Y shares                                                                --             114,310
Payments for redemptions
      Class A shares                                                       (90,175,493)       (203,698,721)
      Class B shares (Note 2)                                              (43,520,552)        (88,123,216)
      Class C shares (Note 2)                                               (1,612,119)         (4,091,299)
      Class I shares                                                       (12,822,371)           (135,236)
      Class Y shares                                                           (43,830)             (1,294)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         (112,621,553)        (76,113,243)
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (172,910,883)        (45,291,767)
Net assets at beginning of period                                          829,316,806         874,608,573
----------------------------------------------------------------------------------------------------------
Net assets at end of period                                              $ 656,405,923       $ 829,316,806
==========================================================================================================
Undistributed (excess of distributions over) net investment income       $  (1,282,150)      $     138,903
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Sept. 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalization of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Sept. 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 21

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------

22 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 23

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.


------------------------------------------------------------------------------

24 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.79% to 0.665% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $264,095 for the six months ended Sept. 30, 2006.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

The Investment Manager has a Subadvisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of Ameriprise Financial.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 25

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $278,223 for Class A, $50,434 for Class B and $185 for Class C for the six months ended Sept. 30, 2006.

For the six months ended Sept. 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 1.22% for Class A, 1.99% for Class B, 1.99% for Class C and 1.05% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C, and Class Y were $276,207, $82,839, $5,348 and $359, respectively. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until March 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.29% for Class A, 2.06 for Class B, 2.06% for Class C, 0.94% for Class I and 1.12% for Class Y of the Fund's average daily net assets.


------------------------------------------------------------------------------

26 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

During the six months ended Sept. 30, 2006, the Fund's custodian and transfer agency fees were reduced by $27,527 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition, the Fund received a one time payment of $14,100 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $536,057,698 and $648,307,056, respectively, for the six months ended Sept. 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                 SIX MONTHS ENDED SEPT. 30, 2006
                             CLASS A         CLASS B         CLASS C        CLASS I         CLASS Y
---------------------------------------------------------------------------------------------------
Sold                         4,565,939        606,940         90,220         136,309          3,269
Issued for reinvested
  distributions                     --             --             --              --             --
Redeemed                   (13,379,115)    (7,030,531)      (256,461)     (1,904,530)        (6,738)
---------------------------------------------------------------------------------------------------
Net increase (decrease)     (8,813,176)    (6,423,591)      (166,241)     (1,768,221)        (3,469)
---------------------------------------------------------------------------------------------------

                                                    YEAR ENDED MARCH 31, 2006
                             CLASS A         CLASS B         CLASS C        CLASS I         CLASS Y
---------------------------------------------------------------------------------------------------
Sold                         8,760,726      1,907,796        207,498         757,237         22,174
Issued for reinvested
  distributions             15,033,671      5,725,208        336,994         258,540         17,399
Redeemed                   (28,267,556)   (12,845,003)      (598,819)        (18,039)          (187)
---------------------------------------------------------------------------------------------------
Net increase (decrease)     (4,473,159)    (5,211,999)       (54,327)        997,738         39,386
---------------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At Sept. 30, 2006, securities valued at $13,332,420 were on loan to brokers. For collateral, the Fund received $14,073,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, which are included in the "Investments in securities." Income from securities lending amounted to $179,068 for the six months ended Sept. 30, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 27

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended Sept. 30, 2006.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------

28 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 29

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

--------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                2006(g)           2006          2005          2004          2003
Net asset value, beginning of period        $  7.23          $  7.07       $  6.77       $  4.10       $  5.43
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (.01)            (.03)         (.05)         (.03)         (.02)
Net gains (losses) (both realized
and unrealized)                                (.51)            1.51           .52          2.70         (1.31)
--------------------------------------------------------------------------------------------------------------
Total from investment operations               (.52)            1.48           .47          2.67         (1.33)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                --            (1.32)         (.17)           --            --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  6.71          $  7.23       $  7.07       $  6.77       $  4.10
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $   501          $   603       $   622       $   594       $   272
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                            1.22%(c),(d)     1.31%         1.30%         1.36%         1.38%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    (.21%)(d)        (.40%)        (.63%)        (.58%)        (.38%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                74%             110%          101%          110%          128%
--------------------------------------------------------------------------------------------------------------
Total return(e)                               (7.19%)(f)       23.05%         6.90%        65.12%       (24.49%)
--------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.32% for the six months ended Sept. 30, 2006.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

30 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

CLASS B

--------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                2006(g)           2006          2005          2004          2003
Net asset value, beginning of period        $  6.77          $  6.75       $  6.51       $  3.97       $  5.31
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (.03)            (.08)         (.10)         (.07)         (.05)
Net gains (losses) (both realized
and unrealized)                                (.48)            1.42           .51          2.61         (1.29)
--------------------------------------------------------------------------------------------------------------
Total from investment operations               (.51)            1.34           .41          2.54         (1.34)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                --            (1.32)         (.17)           --            --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  6.26          $  6.77       $  6.75       $  6.51       $  3.97
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $   145          $   200       $   234       $   267       $   141
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                            1.99%(c),(d)     2.08%         2.07%         2.13%         2.14%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    (.98%)(d)       (1.17%)       (1.40%)       (1.34%)       (1.15%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                74%             110%          101%          110%          128%
--------------------------------------------------------------------------------------------------------------
Total return(e)                               (7.53%)(f)       22.03%         6.25%        63.98%       (25.24%)
--------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 2.09% for the six months ended Sept. 30, 2006.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 31

CLASS C

--------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                2006(g)           2006          2005          2004          2003
Net asset value, beginning of period        $  6.77          $  6.75       $  6.51       $  3.98       $  5.31
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   (.03)            (.08)         (.09)         (.06)         (.05)
Net gains (losses) (both realized
and unrealized)                                (.48)            1.42           .50          2.59         (1.28)
--------------------------------------------------------------------------------------------------------------
Total from investment operations               (.51)            1.34           .41          2.53         (1.33)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                --            (1.32)         (.17)           --            --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  6.26          $  6.77       $  6.75       $  6.51       $  3.98
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)     $    10          $    12       $    12       $    12       $     5
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                            1.99%(c),(d)     2.08%         2.07%         2.13%         2.17%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    (.98%)(d)       (1.16%)       (1.40%)       (1.36%)       (1.16%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                74%             110%          101%          110%          128%
--------------------------------------------------------------------------------------------------------------
Total return(e)                               (7.53%)(f)       22.03%         6.25%        63.57%       (25.05%)
--------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 2.09% for the six months ended Sept. 30, 2006.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

32 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

CLASS I

-----------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------
Fiscal period ended March 31,                 2006(g)         2006          2005        2004(b)
Net asset value, beginning of period         $  7.39        $  7.17       $  6.82       $  6.92
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .01            .01          (.03)         (.01)
Net gains (losses) (both realized
and unrealized)                                 (.53)          1.53           .55          (.09)
-----------------------------------------------------------------------------------------------
Total from investment operations                (.52)          1.54           .52          (.10)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                 --          (1.32)         (.17)           --
-----------------------------------------------------------------------------------------------
Net asset value, end of period               $  6.87        $  7.39       $  7.17       $  6.82
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets, end of period (in millions)      $    --        $    13       $     6       $     1
-----------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                              .84%(d)        .85%          .84%          .96%(d)
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                      .13%(d)        .09%         (.19%)        (.12%)(d)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                 74%           110%          101%          110%
-----------------------------------------------------------------------------------------------
Total return(e)                                (7.04%)(f)     23.58%         7.58%        (1.44%)(f)
-----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 33

CLASS Y

--------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,                 2006(g)             2006         2005         2004         2003
Net asset value, beginning of period          $  7.33           $  7.14      $  6.82      $  4.12      $  5.46
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       --              (.01)        (.03)        (.02)        (.02)
Net gains (losses) (both realized
and unrealized)                                  (.53)             1.52          .52         2.72        (1.32)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                 (.53)             1.51          .49         2.70        (1.34)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                  --             (1.32)        (.17)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  6.80           $  7.33      $  7.14      $  6.82      $  4.12
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)       $     1           $     1      $     1      $    --      $    --
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                              1.05%(c),(d)      1.13%        1.12%        1.20%        1.16%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                      (.03%)(d)         (.20%)       (.46%)       (.40%)       (.27%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                  74%              110%         101%         110%         128%
--------------------------------------------------------------------------------------------------------------
Total return(e)                                 (7.23%)(f)        23.25%        7.14%       65.53%      (24.54%)
--------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.14% for the six months ended Sept. 30, 2006.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

34 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 35

                                        BEGINNING           ENDING          EXPENSES
                                      ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING      ANNUALIZED
                                      APRIL 1, 2006     SEPT. 30, 2006    THE PERIOD(a)    EXPENSE RATIO
--------------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------------
  Actual(b)                               $1,000           $  928.10          $ 5.86            1.22%
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)             $1,000           $1,018.85          $ 6.14            1.22%
--------------------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------------------
  Actual(b)                               $1,000           $  924.70          $ 9.55            1.99%
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)             $1,000           $1,015.01          $10.00            1.99%
--------------------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------------------
  Actual(b)                               $1,000           $  924.70          $ 9.55            1.99%
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)             $1,000           $1,015.01          $10.00            1.99%
--------------------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------------------
  Actual(b)                               $1,000           $  929.60          $ 4.04             .84%
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)             $1,000           $1,020.74          $ 4.23             .84%
--------------------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------------------
  Actual(b)                               $1,000           $  927.70          $ 5.05            1.05%
--------------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)             $1,000           $1,019.70          $ 5.29            1.05%
--------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Sept. 30, 2006:
      -7.19% for Class A, -7.53% for Class B, -7.53% for Class C, -7.04% for
      Class I and -7.23% for Class Y.


------------------------------------------------------------------------------

36 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006. Also at this meeting, the subadvisory agreement between Kenwood Capital Management LLC and the investment manager, on behalf of the Fund, was approved by the vote of a majority of the outstanding voting securities for the Fund.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP ADVANTAGE FUND -- 2006 SEMIANNUAL REPORT 37

RIVERSOURCE (SM) SMALL CAP ADVANTAGE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

RIVERSOURCE [LOGO](SM)  This report must be accompanied or preceded by the
      INVESTMENTS       Fund's current prospectus. RiverSource(SM) mutual
                        funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members
                        NASD, and managed by RiverSource Investments, LLC.
                        These companies are part of Ameriprise Financial, Inc.

                                                              S-6431 J (11/06)

  Semiannual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

  RIVERSOURCE(SM)
  SMALL CAP GROWTH FUND

------------------------------------------------------------------------------

  SEMIANNUAL REPORT FOR
  THE PERIOD ENDED
  SEPT. 30, 2006

> RIVERSOURCE SMALL CAP GROWTH
  FUND SEEKS TO PROVIDE
  SHAREHOLDERS WITH LONG-TERM
  CAPITAL GROWTH.

------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ..........................................................    3

Performance Summary ....................................................    5

Questions & Answers with Portfolio Management ..........................    7

Investments in Securities ..............................................   12

Financial Statements ...................................................   20

Notes to Financial Statements ..........................................   23

Fund Expenses Example ..................................................   37

Approval of Investment Management Services Agreement ...................   39

Proxy Voting ...........................................................   40

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT SEPT. 30, 2006

------------------------------------------------------------------------------
FUND OVERVIEW
------------------------------------------------------------------------------

RiverSource Small Cap Growth Fund is a broadly diversified growth portfolio invested in small-cap companies with market capitalizations less than $2.5 billion. The Fund offers access to multiple experienced managers in one fund, each employing a distinctive approach to growth stocks. The Fund incorporates significant diversity with one goal in mind: long-term capital growth.

------------------------------------------------------------------------------
SECTOR BREAKDOWN*
------------------------------------------------------------------------------

Percentage of portfolio assets

Information Technology                  25.2%
Industrials                             18.8%
Health Care                             17.8%
Consumer Discretionary                  15.4%     [PIE CHART]
Energy                                   7.7%
Financials                               6.8%
Other(1)                                 8.3%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1)   Includes Materials 3.4%, Consumer Staples 2.7%, Cash & Cash
      Equivalents(2) 1.5% and Telecommunication Services 0.7%.

(2) Of the 1.5%, 0.5% is due to security lending activity and 1.0% is the Fund's cash equivalent position.

------------------------------------------------------------------------------
TOP TEN HOLDINGS
------------------------------------------------------------------------------

Percentage of portfolio assets

Children's Place Retail Stores           1.2%
GUESS?                                   1.1
Benchmark Electronics                    1.1
TETRA Technologies                       1.0
Christopher & Banks                      1.0
Psychiatric Solutions                    1.0
MICROS Systems                           0.9
VCA Antech                               0.9
Pediatrix Medical Group                  0.8
Bucyrus Intl Cl A                        0.8

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."



The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT SEPT. 30, 2006

------------------------------------------------------------------------------
STYLE MATRIX
------------------------------------------------------------------------------

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND  GROWTH

                       LARGE
                       MEDIUM   SIZE
                 X     SMALL

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

------------------------------------------------------------------------------
FUND FACTS
------------------------------------------------------------------------------

                                  TICKER SYMBOL                INCEPTION DATE
Class A                               AXSCX                        1/24/01
Class B                               ASGBX                        1/24/01
Class C                               APRCX                        1/24/01
Class I                               RSWIX                         3/4/04
Class Y                                  --                        1/24/01

Total net assets                                            $209.8 million

Number of holdings                                                     434

------------------------------------------------------------------------------
PORTFOLIO MANAGERS
------------------------------------------------------------------------------

ESSEX INVESTMENT MANAGEMENT
COMPANY, LLC

                                                            YEARS IN INDUSTRY
Nancy B. Prial, CFA                                                 22

MDT ADVISERS

                                                            YEARS IN INDUSTRY
David Goldsmith*                                                    23

*     The Fund is managed by an investment team led by David Goldsmith.

TURNER INVESTMENT PARTNERS, INC.

                                                            YEARS IN INDUSTRY
William C. McVail, CFA                                              19
Christopher K. McHugh                                               20
Frank L. Sustersic, CFA                                             15
Jason D. Schrotberger, CFA                                          12

UBS GLOBAL ASSET MANAGEMENT
(AMERICAS) INC.

                                                            YEARS IN INDUSTRY
Paul A. Graham, Jr., CFA                                            20
David N. Wabnik                                                     15


------------------------------------------------------------------------------

4 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

                  For the six-month period ended Sept. 30, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Small Cap Growth Fund
Class A (excluding sales charge)                                       -11.62%

Russell 2000(R) Growth Index(1) (unmanaged)                             -8.88%

Lipper Small-Cap Growth Funds Index(2)                                  -8.83%

(1) The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Small-Cap Growth Funds Index includes the 30 largest small-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------

AT SEPT. 30, 2006

                                                                          SINCE
Without sales charge          6 MONTHS*   1 YEAR    3 YEARS   5 YEARS   INCEPTION
---------------------------------------------------------------------------------
Class A (inception 1/24/01)    -11.62%    +4.70%     +8.22%    +5.82%    -0.96%
---------------------------------------------------------------------------------
Class B (inception 1/24/01)    -12.09%    +3.74%     +7.28%    +4.99%    -1.74%
---------------------------------------------------------------------------------
Class C (inception 1/24/01)    -12.09%    +3.74%     +7.28%    +4.99%    -1.74%
---------------------------------------------------------------------------------
Class I (inception 3/4/04)     -11.62%    +5.07%       N/A       N/A     +3.15%
---------------------------------------------------------------------------------
Class Y (inception 1/24/01)    -11.72%    +4.67%     +8.35%    +5.90%    -0.85%
---------------------------------------------------------------------------------
With sales charge
---------------------------------------------------------------------------------
Class A (inception 1/24/01)    -16.71%    -1.33%     +6.10%    +4.58%    -1.99%
---------------------------------------------------------------------------------
Class B (inception 1/24/01)    -16.49%    -1.26%     +6.11%    +4.66%    -1.92%
---------------------------------------------------------------------------------
Class C (inception 1/24/01)    -12.97%    +2.74%     +7.28%    +4.99%    -1.74%
---------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class Y shares. These share classes are available to qualifying institutional investors only.

*     Not annualized

------------------------------------------------------------------------------

6 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

RiverSource Small Cap Growth Fund decreased 11.62% (Class A shares, excluding sales charge) for the six-month period ended Sept. 30, 2006, underperforming its benchmark, the Russell 2000(R) Growth Index (Russell Index), which fell 8.88%. The Fund's peer group, as represented by the Lipper Small-Cap Growth Funds Index, declined 8.83% for the same time frame.

RiverSource Small Cap Growth Fund's portfolio is managed by four independent money management firms that each invest a portion of Fund assets in growth stocks of small companies to seek long-term growth of capital. As of Sept. 30, 2006, MDTA Advisers (MDTA) managed approximately 32% of the Fund's portfolio; UBS Global Asset Management (Americas) Inc. (UBS) managed approximately 29%; Turner Investment Partners, Inc. (Turner), managed approximately 20%; and Essex Investment Management Company, LLC (Essex) managed approximately 19%.

Q: What factors affected performance for your portion of the Fund during the six-month period ended Sept. 30, 2006?

      MDTA: Our portion of the Fund's holdings in the information technology sector detracted most from performance during the period followed by holdings in the consumer staples and health care sectors. The largest detractors included Eagle Materials, Neurocrine Biosciences and Unit Corp.

      The Fund's consumer discretionary holdings contributed positively with clothing retailer Guess one of the strongest performers during the period. Financial services stocks also added to performance, specifically International Securities Exchange.

      UBS: For the month of September specifically, higher market capitalization stocks outperformed smaller market capitalization stocks within the small-cap growth universe. Despite higher capitalization stocks recapturing market leadership, our portion of the Fund's portfolio was impacted by our large exposure in the energy sector as prices pulled back from record highs and impacted market sentiment for those stocks.

      Sector positioning detracted somewhat from performance for our portion of the Fund's portfolio during the semiannual period. Smaller positions than the Russell Index to financials detracted from performance. Larger positions than the Russell Index to the consumer discretionary sectors contributed to performance, as did our position in the semiconductor industry.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

      TURNER: Smaller capitalization stocks fared worse than large-cap stocks, and value outperformed growth for much of the six-month period. The technology sector was the greatest detractor to performance for our portion of the Fund. Technology stocks with the highest growth profiles that we normally favor suffered the worst, specifically data storage provider Rackable Systems. In addition, Foundry Networks and Openwave Systems, which both provide products and services to telecommunications companies, saw their stocks suffer when company earnings missed analyst estimates and news hit that the SEC was inquiring about option pricing activities at both companies.

      The biotechnology and managed health care industries were two of the best performing industries in the health care sector during the period and contributed positively to performance. Illumina, which conducts genetic analysis for diseases, signed a significant contract with a large children's hospital during the period and saw its stock price rise as a result. Nevada-based health maintenance organization Sierra Health Services advanced during the period and contributed positively.

      ESSEX: During the period, retail stocks suffered, negatively impacting our position in Revlon in cosmetics, Lifetime Brands in household furnishings and Cosi in the restaurant space. We continue to expect a pullback in discretionary spending during the next year due to persistently high energy costs, a slowing housing market, and the need to rebuild depleted savings.

      Mild summer temperatures, a relatively quiet hurricane season and expectations for slower global economic growth resulted in sharp declines in oil and gas prices as well as energy stock prices in the last three months of the period. As a result, the Fund's holding in Toreador Resources in the crude oil producer area was not spared. We continue to maintain a small position in traditional oil and gas companies and instead remain focused on companies that benefit from the increased use of coal and alternative energy.

      Information technology was one of the market's worst performing sectors during the period with semiconductors, software services, computer technology and communications equipment stocks notable underperformers. In particular, Sirenza Microdevices and Amkor Technology struggled, the result of broad concerns in the semiconductor cycle. Also, performance was negatively impacted by several software companies, including Answerthink, At Road, webMethods


------------------------------------------------------------------------------

8 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

      and Tvia in the semiconductor and components industry. All of these companies reported fundamental disappointments during the quarter and were subsequently sold by the Fund.

      Within the information technology sector, Interactive Intelligence positively contributed to performance. Interactive Intelligence provides software applications for contact centers and has continued to gain momentum in the fast-growing market for wide area wireless data. We believe business investments should remain fairly strong this year given sound balance sheets and the need for U.S. corporations to increase productivity in the face of rising global competitive pressures.

Q:    What changes did you make to your portion of the Fund during the period?

      MDTA: Our process is bottom-up, and any changes to the sector allocations in our portion of the Fund are driven by this process. During the period, the most significant changes to our sector weightings were an increase to the consumer discretionary sector and a decrease to the transportation industry and energy sector. Additions within the portfolio included MICROS Systems, bebe Stores and Chaparral Steel Company.

      UBS: As we are primarily a bottom-up manager, changes in portfolio weightings are typically a result of identifying strong investment candidates as opposed to top-down, thematic changes. During the course of the year, however, we gradually reduced our exposure to software companies while increasing our portion of the Fund's exposure to energy companies.

      INVESTMENT TERM

      BOTTOM-UP INVESTING: An investment approach that de-emphasizes economic and market cycles and instead focuses on the analysis of individual stocks. Attention is directed to a specific company rather than on the industry in which that company operates or on the economy as a whole.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 9

      TURNER: Our portion of the Fund is typically "sector neutral" compared with the Russell Index; when Russell reconstitutes the Index we adjust the Fund's weightings accordingly. However, through the period, we made additional modifications to the industry weights within our portion of the Fund. For example, we increased the Fund's weightings in the medical specialties, electronic production equipment, Internet software services and packaged software industries. We decreased the Fund's weightings in the semiconductors, computer communications, and construction and farm machinery industries.

      ESSEX: During the period, we sold Revlon cosmetics from the Fund after the company announced lighter than expected revenue in two product lines, which reduced the company's growth prospects. Within the health care sector, Keryx Biopharmaceuticals in the biotechnology area, Aspect Medical Systems and Natus Medical in medical devices, Vital Images in health care management services and Neogen in the medical supply area all reported fundamental disappointments during the quarter. Finally, we did not materially change our weightings in the information technology sector in the last few months and we continue to seek opportunities in areas we believe will offer accelerating growth during the next several years, including business software, internet services and wireless communications.

Q: How do you intend to manage your portion of the Fund in the coming months?

      MDTA: Going forward, we will continue to employ our disciplined, bottom-up stock selection process to seek stocks with the best combination of fundamental variables we focus on. Energy remains a larger position in our portion of the Fund's portfolio, while exposure to the health care and information technology sectors remains significantly less than the Russell Index.

      UBS: We maintain our strategy of focusing our investments on high quality, more liquid securities that have improving fundamentals, industry-leading competitive positions and strong balance sheets. We continue to be cautiously optimistic on the outlook for small-cap growth equities. Historically, growth has outpaced value in the fourth quarter of the calendar year. We remain focused on high quality companies with demonstrable growth catalysts that can add performance while maintaining a lower risk profile than the average security.


------------------------------------------------------------------------------

10 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

      TURNER: Small-cap stocks have led the market for more than five years and a shift to the larger market cap segments of the market is possibly at hand. Nevertheless, our team of 15 fundamental analysts continue to conduct bottom-up company research on small-cap stocks with the intent of identifying companies with healthy earnings growth, trading at reasonable valuations.

      ESSEX: We have not changed our key operating assumptions for the U.S. economy over the next few quarters and continue to forecast a measured slowdown in growth and inflation. This should allow the Fed to remain on hold, thus increasing the odds of a soft landing rather than a recession. While there will be moments of doubt over the coming months, particularly as housing weakens further, the corporate sector remains solid, which bodes well for continued growth in capital spending and employment.

      We remain confident in our thesis that moderating economic activity will provide a more suitable environment for growth stocks of all sizes. As overall earnings slow to a sustainable pace, we believe investors will become increasingly selective and gravitate toward companies with consistently superior earnings growth. We remain true to our philosophy of early identification of growth wherever growth exists and believe that it will be rewarded in the months ahead.

      INVESTMENT TERM

      Soft landing: A term used to describe a rate of economic growth high enough to avoid recession but slow enough to avoid high inflation.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 11

INVESTMENTS IN SECURITIES

SEPT. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
COMMON STOCKS (98.9%)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
AEROSPACE & DEFENSE (1.4%)
AAR                                              32,400(b)      $      772,416
BE Aerospace                                     18,882(b)             398,221
DRS Technologies                                  6,134                267,872
K&F Inds Holdings                                14,364(b)             269,756
Ladish                                           18,809(b)             543,204
Teledyne Technologies                            18,635(b)             737,946
                                                                --------------
Total                                                                2,989,415
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.2%)
Dynamex                                          26,104(b)             541,658
Hub Group Cl A                                   56,501(b)           1,287,093
UTI Worldwide                                    25,900(c)             724,423
                                                                --------------
Total                                                                2,553,174
------------------------------------------------------------------------------

AIRLINES (0.1%)
SkyWest                                          12,540                307,481
------------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Drew Inds                                        20,709(b)             523,109
LKQ                                              28,600(b)             628,342
Tenneco                                           1,220(b)              28,536
                                                                --------------
Total                                                                1,179,987
------------------------------------------------------------------------------

BEVERAGES (0.7%)
Boston Beer Cl A                                  5,647(b)             185,504
Hansen Natural                                   27,796(b)             902,813
MGP Ingredients                                   7,043                149,805
National Beverage                                10,727                127,759
                                                                --------------
Total                                                                1,365,881
------------------------------------------------------------------------------

BIOTECHNOLOGY (2.7%)
Alexion Pharmaceuticals                          19,200(b)             652,416
Array BioPharma                                  19,780(b)             168,526
BioMarin Pharmaceutical                          21,900(b)             311,637
Cubist Pharmaceuticals                           31,456(b)             683,853
ICOS                                             17,320(b)             434,039
Isis Pharmaceuticals                             45,200(b)             324,536
Keryx Biopharmaceuticals                         54,854(b)             648,923
Myogen                                           14,230(b)             499,188
Nuvelo                                           36,930(b)             673,603
Pharmion                                          3,301(b)              71,137

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
BIOTECHNOLOGY (CONT.)
Regeneron Pharmaceuticals                        19,200(b)      $      301,248
Renovis                                          23,000(b)             316,480
Telik                                            17,700(b)             314,883
United Therapeutics                               3,587(b)             188,461
                                                                --------------
Total                                                                5,588,930
------------------------------------------------------------------------------

BUILDING PRODUCTS (1.2%)
American Woodmark                                 8,604                289,869
Ameron Intl                                       6,522                433,322
ElkCorp                                           6,970                189,236
Jacuzzi Brands                                   24,515(b)             244,905
NCI Building Systems                             12,649(b)             735,791
Trex                                              2,696(b)              65,135
Universal Forest Products                         9,351                458,667
                                                                --------------
Total                                                                2,416,925
------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
Cohen & Steers                                   13,733                444,400
Greenhill & Co                                    5,310                355,876
Investment Technology Group                       7,110(b)             318,173
Investors Financial Services                     24,720              1,064,937
optionsXpress Holdings                           38,175              1,064,319
Penson Worldwide                                 10,790(b)             193,681
                                                                --------------
Total                                                                3,441,386
------------------------------------------------------------------------------

CHEMICALS (1.2%)
American Vanguard                                21,010                294,140
HB Fuller                                         8,140                190,802
Hercules                                         66,730(b)           1,052,332
Koppers                                          10,094                191,483
Landec                                           48,375(b)             522,450
Rockwood Holdings                                 8,450(b)             168,831
                                                                --------------
Total                                                                2,420,038
------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
AmericanWest Bancorp                             15,376                326,740
East West Bancorp                                 6,160                243,998
First Regional Bancorp                            2,490(b)              84,834
Greater Bay Bancorp                               4,740                133,715

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                          SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
Hanmi Financial                                  14,190         $      278,124
PrivateBancorp                                    3,860                176,479
Smithtown Bancorp                                 1,885                 50,876
UCBH Holdings                                    63,000              1,099,980
United Community Banks                            9,110                273,756
                                                                --------------
Total                                                                2,668,502
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.5%)
ACCO Brands                                       6,033(b)             134,295
Administaff                                      13,110                441,807
Cenveo                                           26,599(b)             500,593
Consolidated Graphics                             7,475(b)             449,771
CRA Intl                                         16,600(b)             791,156
Healthcare Services Group                        11,378                286,270
Huron Consulting Group                            7,286(b)             285,611
IHS Cl A                                         17,877(b)             573,494
John H Harland                                   14,285                520,688
Kenexa                                           19,135(b)             482,585
Knoll                                             3,280                 66,256
Korn/Ferry Intl                                  10,600(b)             221,964
Labor Ready                                      54,051(b)             861,032
Layne Christensen                                17,284(b)             493,804
PeopleSupport                                     8,147(b)             150,720
Standard Parking                                  3,515(b)             110,301
TeleTech Holdings                                52,224(b)             816,261
Waste Connections                                 5,970(b)             226,323
                                                                --------------
Total                                                                7,412,931
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.6%)
Comtech Group                                    30,180(b,c)           451,795
Comtech Telecommunications                        4,657(b)             155,916
Finisar                                          78,870(b)             286,298
Foundry Networks                                 19,690(b)             258,924
NETGEAR                                          11,064(b)             227,808
NICE Systems ADR                                 51,770(b,c)         1,432,475
Polycom                                          11,520(b)             282,586
Riverbed Technology                              20,730(b)             404,235
Sierra Wireless                                  38,581(b,c,d)         442,138
Sirenza Microdevices                             57,283(b)             452,536
Sonus Networks                                   53,500(b)             281,410
Stratex Networks                                180,448(b)             801,189
                                                                --------------
Total                                                                5,477,310
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
COMPUTERS & PERIPHERALS (0.8%)
Brocade Communications Systems                   10,505(b)      $       74,165
Intermec                                          8,933(b)             235,474
Neoware                                          65,297(b)             887,386
Presstek                                         30,504(b)             164,417
Rimage                                           12,646(b)             283,523
                                                                --------------
Total                                                                1,644,965
------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.0%)
Comfort Systems USA                              47,861                548,487
EMCOR Group                                      16,100(b)             882,923
Granite Construction                              3,690                196,862
Infrasource Services                             13,690(b)             240,260
Washington Group Intl                             4,850                285,471
                                                                --------------
Total                                                                2,154,003
------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
Asta Funding                                      6,636                248,784
Cash America Intl                                 7,034                274,889
EZCORP Cl A                                       1,614(b)              62,430
First Cash Financial Services                    14,494(b)             298,431
Nelnet Cl A                                       6,560(b)             201,654
World Acceptance                                  9,929(b)             436,677
                                                                --------------
Total                                                                1,522,865
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Myers Inds                                        6,497                110,449
Silgan Holdings                                  11,204                420,822
                                                                --------------
Total                                                                  531,271
------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
DXP Enterprises                                  12,719(b)             297,497
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
Bright Horizons Family Solutions                  2,233(b)              93,183
Educate                                          33,768(b)             269,806
Jackson Hewitt Tax Service                       21,853                655,809
New Oriental Education & Technology Group ADR     2,400(b,c)            58,200
Strayer Education                                 4,130                446,907
Vertrue                                           4,556(b)             179,142
                                                                --------------
Total                                                                1,703,047
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 13

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Intl Securities Exchange Holdings                22,390         $    1,049,867
iShares Russell 2000 Index Fund                  10,100                726,897
Portfolio Recovery Associates                    11,532(b)             505,909
                                                                --------------
Total                                                                2,282,673
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Alaska Communications Systems Group              10,435                138,472
Cbeyond                                           1,949(b)              53,500
Cogent Communications Group                      22,180(b)             257,066
NeuStar Cl A                                     13,800(b)             382,950
Time Warner Telecom Cl A                         28,480(b)             541,406
                                                                --------------
Total                                                                1,373,394
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                     8,520                386,808
Baldor Electric                                  13,807                425,670
BTU Intl                                         27,994(b)             336,768
Encore Wire                                       5,524(b)             194,942
Energy Conversion Devices                        14,880(b)             551,155
General Cable                                     9,670(b)             369,491
Genlyte Group                                    13,780(b)             981,135
II-VI                                            13,530(b)             337,168
Lamson & Sessions                                16,400(b)             390,648
Regal-Beloit                                      6,025                262,088
                                                                --------------
Total                                                                4,235,873
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.0%)
Benchmark Electronics                            84,406(b)           2,268,833
Brightpoint                                      25,967(b)             369,251
Cognex                                           29,600                747,696
Coherent                                          5,950(b)             206,227
Color Kinetics                                   25,304(b)             429,662
Gerber Scientific                                17,618(b)             263,918
Itron                                             7,680(b)             428,544
Littelfuse                                       11,585(b)             402,000
Measurement Specialties                          15,196(b)             283,405
Merix                                            43,274(b,d)           415,863
MTS Systems                                       7,725                249,827
Park Electrochemical                             11,711                371,004

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
RadiSys                                          22,100(b)      $      469,625
Rofin-Sinar Technologies                          4,737(b)             287,867
Rogers                                            9,267(b)             572,237
Spectrum Control                                 43,674(b)             410,536
TTM Technologies                                 13,108(b)             153,364
                                                                --------------
Total                                                                8,329,859
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.2%)
BASiC Energy Services                            19,538(b)             476,727
Bristow Group                                     6,017(b)             206,985
Core Laboratories                                13,020(b,c)           830,676
Dresser-Rand Group                               19,900(b)             405,960
Dril-Quip                                         5,100(b)             345,168
Grey Wolf                                        12,282(b)              82,044
GulfMark Offshore                                 2,024(b)              64,444
Hercules Offshore                                 9,024(b)             280,195
Hornbeck Offshore Services                       11,620(b)             389,270
Hydril                                            6,278(b)             351,945
Lufkin Inds                                       6,594                348,954
NATCO Group Cl A                                  3,853(b)             110,966
Oceaneering Intl                                 24,830(b)             764,764
Oil States Intl                                  23,554(b)             647,735
Patterson-UTI Energy                             26,700                634,392
RPC                                              12,353                226,307
Superior Energy Services                         29,977(b)             787,196
TETRA Technologies                               91,468(b)           2,209,868
Trico Marine Services                             6,912(b)             233,280
Unit                                             24,469(b)           1,124,840
W-H Energy Services                               6,915(b)             286,765
                                                                --------------
Total                                                               10,808,481
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.2%)
Longs Drug Stores                                20,262                932,254
United Natural Foods                             23,747(b)             735,920
Wild Oats Markets                                52,015(b)             841,083
                                                                --------------
Total                                                                2,509,257
------------------------------------------------------------------------------

FOOD PRODUCTS (0.3%)
Peet's Coffee & Tea                              15,201(b)             380,177
Ralcorp Holdings                                  3,000(b)             144,690
                                                                --------------
Total                                                                  524,867
------------------------------------------------------------------------------

GAS UTILITIES (--%)
Southern Union                                        1                     14
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

14 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
HEALTH CARE EQUIPMENT & SUPPLIES (5.7%)
ArthroCare                                       22,000(b)      $    1,030,920
Aspect Medical Systems                           16,800(b)             286,776
BIOLASE Technology                               54,705(b,d)           341,906
Conor Medsystems                                  6,080(b)             143,306
DexCom                                           24,200(b)             269,346
Foxhollow Technologies                           13,339(b)             456,060
Greatbatch                                        9,250(b)             209,235
Haemonetics                                       9,310(b)             435,708
Hologic                                           9,430(b)             410,394
Kyphon                                           33,148(b)           1,240,397
LifeCell                                         17,100(b)             550,962
Mentor                                           12,220                615,766
Meridian Bioscience                              24,640                579,286
Mindray Medical Intl ADR                          4,100(b,c)            68,429
Natus Medical                                    37,140(b)             506,961
Neogen                                           21,950(b)             475,437
NeuroMetrix                                       2,564(b)              48,742
Palomar Medical Technologies                      8,700(b)             367,140
ResMed                                           10,100(b)             406,525
Somanetics                                       39,329(b)             785,007
Stereotaxis                                      29,075(b)             300,926
Viasys Healthcare                                35,000(b)             953,400
West Pharmaceutical Services                     27,155              1,066,376
Wright Medical Group                             22,214(b)             538,690
                                                                --------------
Total                                                               12,087,695
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.3%)
AMN Healthcare Services                          10,970(b)             260,538
Apria Healthcare Group                           12,949(b)             255,613
Bio-Reference Laboratories                        4,575(b)             102,709
HealthSpring                                     27,488(b)             529,144
Healthways                                        9,000(b)             401,400
HMS Holdings                                     28,872(b)             364,365
Molina Healthcare                                14,767(b)             522,161
NightHawk Radiology Holdings                     10,959(b)             209,646
Pediatrix Medical Group                          38,200(b)           1,741,920
Providence Service                               14,267(b)             393,627
Psychiatric Solutions                            61,660(b)           2,101,988
Sunrise Senior Living                            10,710(b)             319,908
United Surgical Partners Intl                    25,650(b)             636,890
VCA Antech                                       52,600(b)           1,896,755
WellCare Health Plans                            23,626(b)           1,337,940
                                                                --------------
Total                                                               11,074,604
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
HEALTH CARE TECHNOLOGY (0.7%)
Omnicell                                         50,142(b)      $      897,041
Vital Images                                     18,235(b)             575,861
                                                                --------------
Total                                                                1,472,902
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.6%)
Buffalo Wild Wings                                2,504(b)              95,778
California Pizza Kitchen                         28,700(b)             858,991
CKE Restaurants                                  59,600                996,512
Cosi                                             41,017(b)             219,851
Ctrip.com Intl ADR                                4,330(c)             194,634
Life Time Fitness                                15,177(b)             702,543
McCormick & Schmick's Seafood Restaurants        13,200(b)             296,868
Orient-Express Hotels Series A                   27,800(c)           1,039,164
Pinnacle Entertainment                            8,480(b)             238,458
Red Robin Gourmet Burgers                         5,830(b)             268,821
Ruth's Chris Steak House                          2,830(b)              53,261
WMS Inds                                         16,410(b)             479,336
                                                                --------------
Total                                                                5,444,217
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
Directed Electronics                              6,442(b)              97,274
Ethan Allen Interiors                             5,208                180,509
Hovnanian Enterprises Cl A                       11,600(b)             340,344
Lifetime Brands                                  18,291                338,749
Technical Olympic USA                            25,800                253,614
Tempur-Pedic Intl                                37,834(b)             649,610
Tupperware Brands                                20,532                399,553
                                                                --------------
Total                                                                2,259,653
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.5%)
Central Garden & Pet                             22,810(b)           1,100,811
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
McDermott Intl                                   16,284(b)             680,671
------------------------------------------------------------------------------

INSURANCE (0.4%)
Argonaut Group                                   25,592(b)             794,120
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.0%)
Blue Nile                                         2,546(b)              92,547
NutriSystem                                       4,140(b)             257,881
Priceline.com                                    29,556(b)           1,087,365
Stamps.com                                       16,485(b)             314,204
VistaPrint                                       15,670(b)             406,480
                                                                --------------
Total                                                                2,158,477
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 15

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                          SHARES                VALUE(a)
INTERNET SOFTWARE & SERVICES (4.3%)
24/7 Real Media                                  46,736(b)      $      399,125
Access Integrated Technologies Cl A              41,535(b)             393,336
aQuantive                                        21,830(b)             515,625
Corillian                                       138,440(b)             379,326
CyberSource                                      48,846(b)             577,848
DealerTrack                                      14,022(b)             310,026
Digital Insight                                   7,990(b)             234,267
Digital River                                    11,620(b)             594,014
DivX                                              4,900(b)             116,473
Equinix                                           6,630(b)             398,463
Interwoven                                       38,210(b)             421,456
Liquidity Services                                8,583(b)             133,809
LivePerson                                       77,668(b)             417,077
NetRatings                                        7,647(b)             108,817
NIC                                              70,238(b)             361,726
Omniture                                         14,340(b)             113,143
Online Resources                                 46,949(b)             575,125
Perficient                                       36,776(b)             576,648
Saba Software                                    67,509(b)             355,772
SkillSoft ADR                                    84,399(b,c)           539,310
Sohu.com                                         18,050(b,c)           397,461
Travelzoo                                         3,644(b)             105,020
WebEx Communications                             11,300(b)             440,926
WebSideStory                                     46,443(b)             613,513
                                                                --------------
Total                                                                9,078,306
------------------------------------------------------------------------------

IT SERVICES (1.6%)
CACI Intl Cl A                                   16,100(b)             885,661
Heartland Payment Systems                        12,390                322,140
Kanbay Intl                                      10,680(b)             219,581
Keane                                             9,868(b)             142,198
MoneyGram Intl                                    5,750                167,095
Sykes Enterprises                                17,142(b)             348,840
VeriFone Holdings                                25,555(b)             729,595
WNS Holdings ADR                                 18,500(b,c)           528,175
                                                                --------------
Total                                                                3,343,285
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.3%)
Nautilus                                         27,400                376,750
RC2                                               4,415(b)             148,035
                                                                --------------
Total                                                                  524,785
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
LIFE SCIENCES TOOLS & SERVICES (2.3%)
Charles River Laboratories Intl                   6,748(b)      $      292,931
Icon ADR                                          3,150(b,c)           222,327
Illumina                                         44,179(b)           1,459,675
Kendle Intl                                      27,898(b)             893,294
Luminex                                          26,728(b)             487,251
PAREXEL Intl                                     42,879(b)           1,418,866
Ventana Medical Systems                           3,680(b)             150,254
                                                                --------------
Total                                                                4,924,598
------------------------------------------------------------------------------

MACHINERY (3.9%)
Actuant Cl A                                      5,109                255,961
American Railcar Inds                             2,079                 60,520
Barnes Group                                     11,450                201,062
Bucyrus Intl Cl A                                39,905              1,692,770
Columbus McKinnon                                22,028(b)             397,165
Dynamic Materials                                 5,953                192,996
ESCO Technologies                                20,100(b)             925,404
FreightCar America                                6,231                330,243
Gardner Denver                                   10,820(b)             357,926
JLG Inds                                         22,614                447,983
Kaydon                                           16,285                602,871
Manitowoc                                        28,496              1,276,336
Middleby                                          7,900(b)             608,774
Valmont Inds                                     17,693                924,459
                                                                --------------
Total                                                                8,274,470
------------------------------------------------------------------------------

MARINE (0.8%)
American Commercial Lines                        27,532(b)           1,636,778
Kirby                                             2,834(b)              88,789
                                                                --------------
Total                                                                1,725,567
------------------------------------------------------------------------------

MEDIA (0.1%)
Morningstar                                       8,299(b)             306,233
------------------------------------------------------------------------------

METALS & MINING (1.8%)
AK Steel Holding                                  8,186(b)              99,378
Chaparral Steel                                  24,446(b)             832,630
Compass Minerals Intl                            11,219                317,610
Oregon Steel Mills                               13,896(b)             679,098
PAN American Silver                              15,510(b,c)           303,065
Quanex                                           18,113                549,730
RTI Intl Metals                                   4,670(b)             203,519
Steel Dynamics                                   15,500                781,975
                                                                --------------
Total                                                                3,767,005
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

16 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
OIL, GAS & CONSUMABLE FUELS (2.6%)
Arena Resources                                   6,440(b)      $      206,853
Berry Petroleum Cl A                             21,233                597,921
Bois d' Arc Energy                                4,317(b)              66,050
Comstock Resources                                4,082(b)             110,826
Crosstex Energy                                   2,730                244,526
EXCO Resources                                   64,800(b)             804,168
Frontier Oil                                     29,736                790,383
Mariner Energy                                   14,277(b)             262,268
Parallel Petroleum                               24,148(b)             484,409
Penn Virginia                                     3,550                225,106
Petrohawk Energy                                 73,800(b)             766,044
Quicksilver Resources                            12,650(b)             403,535
Toreador Resources                               15,927(b)             293,375
VAALCO Energy                                    14,192(b)             101,899
                                                                --------------
Total                                                                5,357,363
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Glatfelter                                       25,889                350,796
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Bare Escentuals                                   4,100(b)             111,315
------------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
Adams Respiratory Therapeutics                    7,420(b)             271,498
KV Pharmaceutical Cl A                           14,130(b)             334,881
Medicis Pharmaceutical Cl A                       9,414                304,543
New River Pharmaceuticals                        17,103(b)             440,060
Noven Pharmaceuticals                             8,576(b)             206,853
Penwest Pharmaceuticals                          22,600(b)             376,290
Valeant Pharmaceuticals Intl                     25,961                513,509
                                                                --------------
Total                                                                2,447,634
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.4%)
BioMed Realty Trust                              16,400                497,576
Corporate Office Properties Trust                 4,660                208,582
Digital Realty Trust                             10,460                327,607
Highland Hospitality                             16,320                233,866
Home Properties                                   3,700                211,492
Sunstone Hotel Investors                         10,600                315,032
Ventas                                           30,200              1,163,907
                                                                --------------
Total                                                                2,958,062
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                          SHARES                VALUE(a)
ROAD & RAIL (1.6%)
Amerco                                            8,004(b)      $      593,497
Arkansas Best                                    11,495                494,630
Celadon Group                                     9,030(b)             150,259
Landstar System                                  27,500              1,174,250
Old Dominion Freight Line                        19,214(b)             576,996
Saia                                              5,110(b)             166,586
Universal Truckload Services                      4,288(b)             111,359
                                                                --------------
Total                                                                3,267,577
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.3%)
Amkor Technology                                 75,444(b)             389,291
ANADIGICS                                       135,580(b)             970,752
Atheros Communications                           49,662(b)             900,372
Cree                                              8,300(b)             166,913
Cymer                                            19,914(b)             874,424
EMCORE                                           27,830(b)             164,754
Exar                                             25,970(b)             345,141
FormFactor                                        9,550(b)             402,342
Hittite Microwave                                28,003(b)           1,246,133
Intevac                                          23,407(b)             393,238
LTX                                              61,369(b)             307,459
Microsemi                                        49,300(b)             929,304
Nextest Systems                                  10,900(b)             143,444
PDF Solutions                                     9,600(b)             105,216
Photronics                                       25,700(b)             363,141
Power Integrations                               20,300(b)             397,880
Rudolph Technologies                             36,997(b)             678,155
Silicon Image                                    54,700(b)             695,784
Silicon Laboratories                              8,620(b)             267,392
Standard Microsystems                            15,800(b)             449,036
Tessera Technologies                             13,310(b)             462,922
Tvia                                             19,200(b)              26,496
Varian Semiconductor Equipment Associates        13,855(b)             508,479
                                                                --------------
Total                                                               11,188,068
------------------------------------------------------------------------------

SOFTWARE (6.6%)
Advent Software                                   5,380(b)             194,810
Altiris                                           9,300(b)             196,137
Blackboard                                       39,248(b)           1,040,071
Bottomline Technologies                          28,253(b)             275,749
CommVault Systems                                 5,800(b)             104,400
Concur Technologies                              38,282(b)             557,003
FactSet Research Systems                         14,050                682,409

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 17

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
SOFTWARE (CONT.)
Fair Isaac                                        8,200         $      299,874
Hyperion Solutions                               24,355(b)             839,759
Informatica                                      38,545(b)             523,827
Interactive Intelligence                         45,689(b)             528,165
Macrovision                                      25,881(b)             613,121
MICROS Systems                                   39,499(b)           1,932,290
Nuance Communications                            78,000(b)             637,260
OPNET Technologies                               43,983(b)             576,617
Opsware                                          30,290(b)             272,913
Progress Software                                25,700(b)             668,200
Quality Systems                                  20,718                803,651
Radiant Systems                                  23,977(b)             289,642
Secure Computing                                 38,700(b)             244,971
THQ                                              25,250(b)             736,543
TIBCO Software                                   34,670(b)             311,337
Transaction Systems Architects                    4,930(b)             169,198
Ultimate Software Group                          19,541(b)             459,800
VA Software                                      96,443(b)             387,701
VASCO Data Security Intl                          5,273(b)              54,628
Verint Systems                                   20,000(b)             601,000
                                                                --------------
Total                                                               14,001,076
------------------------------------------------------------------------------

SPECIALTY RETAIL (7.0%)
Aeropostale                                      27,450(b)             802,364
bebe Stores                                      40,336                999,526
Cabela's                                         15,793(b)             343,182
Casual Male Retail Group                         39,678(b)             544,779
Cato Cl A                                        15,867                347,646
Charlotte Russe Holding                          10,683(b)             294,210
Children's Place Retail Stores                   38,657(b)           2,475,207
Christopher & Banks                              73,428              2,164,657
Dick's Sporting Goods                             3,203(b)             145,801
Dress Barn                                       42,982(b)             937,867
DSW Cl A                                         10,227(b)             322,151
GUESS?                                           49,459(b)           2,400,244
Guitar Center                                    13,200(b)             589,776
Gymboree                                         24,950(b)           1,052,391
Maidenform Brands                                11,340(b)             218,862
Pantry                                            3,100(b)             174,747
PETCO Animal Supplies                            15,800(b)             452,512
Select Comfort                                   26,295(b)             575,335
                                                                --------------
Total                                                               14,841,257
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
ISSUER                                           SHARES               VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (1.8%)
crocs                                             7,340(b)      $      249,193
Deckers Outdoor                                   6,894(b)             326,224
Iconix Brand Group                               28,550(b)             459,655
K-Swiss Cl A                                     13,535                406,862
Phillips-Van Heusen                              29,200              1,219,684
Steven Madden                                     8,256                323,965
Timberland Cl A                                  13,000(b)             374,010
Under Armour Cl A                                10,430(b)             417,409
                                                                --------------
Total                                                                3,777,002
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.3%)
BankUnited Financial Cl A                        13,200                344,124
Harbor Florida Bancshares                         7,600                336,756
                                                                --------------
Total                                                                  680,880
------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.7%)
Applied Industrial Technologies                  22,602                551,489
Beacon Roofing Supply                            15,700(b)             317,768
H&E Equipment Services                            7,050(b)             171,950
Interline Brands                                 16,144(b)             398,434
Rush Enterprises Cl A                             4,093(b)              68,271
Watsco                                           14,229                654,676
WESCO Intl                                       24,815(b)           1,440,014
                                                                --------------
Total                                                                3,602,602
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
SBA Communications Cl A                           8,610(b)             209,481
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $189,227,144)                                            $  207,550,538
------------------------------------------------------------------------------

------------------------------------------------------------------------------
MONEY MARKET FUNDS (1.5%)(e)
------------------------------------------------------------------------------
                                              SHARES                  VALUE(a)
RiverSource Short-Term
  Cash Fund                                   3,187,976(f)      $    3,187,976
------------------------------------------------------------------------------

TOTAL MONEY MARKET FUNDS
(Cost: $3,187,976)                                              $    3,187,976
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $192,415,120)(g)                                         $  210,738,514
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

18 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT


------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2006, the value of foreign securities represented 3.4% of net assets.

(d) At Sept. 30, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.5% of net assets. See
      Note 5 to the financial statements. 1.0% of net assets is the Fund's cash equivalent position.

(f)   See Note 6 to the financial statements.

(g) At Sept. 30, 2006, the cost of securities for federal income tax purposes was approximately $192,415,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $27,359,000
      Unrealized depreciation                                      (9,035,000)
      -----------------------------------------------------------------------
      Net unrealized appreciation                                 $18,324,000
      -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SEPT. 30, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
   Unaffiliated issuers* (identified cost $189,227,144)                                     $  207,550,538
   Affiliated money market fund (identified cost $3,187,976) (Note 6)                            3,187,976
----------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $192,415,120)                                 210,738,514
Cash in bank on demand deposit                                                                      56,985
Capital shares receivable                                                                           12,554
Dividends and accrued interest receivable                                                           64,504
Receivable for investment securities sold                                                        4,827,860
U.S. government securities held as collateral (Note 5)                                             154,294
----------------------------------------------------------------------------------------------------------
Total assets                                                                                   215,854,711
----------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                                              10,855
Payable for investment securities purchased                                                      4,679,193
Payable upon return of securities loaned (Note 5)                                                1,104,294
Accrued investment management services fee                                                           5,338
Accrued distribution fee                                                                            76,031
Accrued service fee                                                                                      1
Accrued transfer agency fee                                                                            571
Accrued administrative services fee                                                                    464
Other accrued expenses                                                                             167,196
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                                6,043,943
----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                          $  209,810,768
==========================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                    $      441,782
Additional paid-in capital                                                                     178,389,162
Net operating loss                                                                              (1,513,882)
Accumulated net realized gain (loss)                                                            14,170,312
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                  18,323,394
----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                    $  209,810,768
==========================================================================================================
Net assets applicable to outstanding shares:               Class A                          $  120,192,917
                                                           Class B                          $   46,381,662
                                                           Class C                          $    4,787,964
                                                           Class I                          $   38,086,635
                                                           Class Y                          $      361,590
Net asset value per share of outstanding capital stock:    Class A shares    25,111,337     $         4.79
                                                           Class B shares    10,123,497     $         4.58
                                                           Class C shares     1,044,655     $         4.58
                                                           Class I shares     7,823,720     $         4.87
                                                           Class Y shares        74,948     $         4.82
----------------------------------------------------------------------------------------------------------
* Including securities on loan, at value (Note 5)                                           $    1,004,250
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

20 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPT. 30, 2006 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                                              $     330,985
Income distributions from affiliated money market fund (Note 6)                                2,160
Interest                                                                                     106,769
Fee income from securities lending (Note 5)                                                   31,387
----------------------------------------------------------------------------------------------------
Total income                                                                                 471,301
----------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                         1,094,554
Distribution fee
   Class A                                                                                   163,555
   Class B                                                                                   266,200
   Class C                                                                                    26,273
Transfer agency fee                                                                          276,171
Incremental transfer agency fee
   Class A                                                                                    18,983
   Class B                                                                                    13,383
   Class C                                                                                     1,159
Service fee -- Class Y                                                                           183
Administrative services fees and expenses                                                     88,947
Compensation of board members                                                                  5,063
Custodian fees                                                                                92,500
Printing and postage                                                                          59,240
Registration fees                                                                             23,660
Audit fees                                                                                    10,500
Other                                                                                          6,440
----------------------------------------------------------------------------------------------------
Total expenses                                                                             2,146,811
   Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)         (138,950)
----------------------------------------------------------------------------------------------------
                                                                                           2,007,861
   Earnings and bank fee credits on cash balances (Note 2)                                    (6,143)
----------------------------------------------------------------------------------------------------
Total net expenses                                                                         2,001,718
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                           (1,530,417)
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                                                          6,258,147
   Payment from affiliate (Note 2)                                                             2,641
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    6,260,788
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                           (32,268,427)
----------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                    (26,007,639)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                        $ (27,538,056)
====================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SEPT. 30, 2006      MARCH 31, 2006
                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) net                                            $   (1,530,417)     $   (3,114,526)
Net realized gain (loss) on investments                                      6,260,788          32,056,222
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies      (32,268,427)         28,372,367
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (27,538,056)         57,314,063
----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net realized gain
      Class A                                                                       --            (737,692)
      Class B                                                                       --            (337,351)
      Class C                                                                       --             (31,835)
      Class I                                                                       --             (60,283)
      Class Y                                                                       --                (807)
----------------------------------------------------------------------------------------------------------
Total distributions                                                                 --          (1,167,968)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                                  11,335,161          20,425,875
   Class B shares                                                            2,419,716           5,267,866
   Class C shares                                                              220,483             597,334
   Class I shares                                                           23,104,605           9,795,779
   Class Y shares                                                              168,426             266,640
Reinvestment of distributions at net asset value
   Class A shares                                                                   --             729,473
   Class B shares                                                                   --             332,083
   Class C shares                                                                   --              31,295
   Class I shares                                                                   --              60,225
   Class Y shares                                                                   --                 796
Payments for redemptions
   Class A shares                                                          (22,657,849)        (61,818,156)
   Class B shares (Note 2)                                                 (11,600,816)        (28,719,971)
   Class C shares (Note 2)                                                    (745,592)         (2,557,108)
   Class I shares                                                           (1,593,295)            (20,959)
   Class Y shares                                                              (49,363)           (131,037)
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions              601,476         (55,739,865)
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    (26,936,580)            406,230
Net assets at beginning of period                                          236,747,348         236,341,118
----------------------------------------------------------------------------------------------------------
Net assets at end of period                                             $  209,810,768      $  236,747,348
==========================================================================================================
Undistributed net investment income (loss)                              $   (1,513,882)     $       16,535
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

22 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Sept. 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Strategy Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Strategy Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in equity securities of companies with market capitalization, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000 Growth Index.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

The Fund offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Sept. 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of-funds owned 100% of Class I shares, which represents 18.15% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 23

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial utilizes Fair Value Pricing (FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


------------------------------------------------------------------------------

24 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 25

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


------------------------------------------------------------------------------

26 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.92% to 0.795% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Small-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $104,717 for the six months ended Sept. 30, 2006.

The Investment Manager has Subadvisory Agreements with Turner Investment Partners, Inc., UBS Global Asset Management (Americas) Inc., Essex Investment Management Company, LLC and MDT Advisers. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interest of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 27

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $19.50

o     Class B $20.50

o     Class C $20.00

o     Class Y $17.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

Class I pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $131,332 for Class A, $33,605 for Class B and $193 for Class C for the six months ended Sept. 30, 2006.

For the six months ended Sept. 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 1.71% for Class A, 2.48% for Class B, 2.48% for Class C and 1.54% for Class Y. Of these waived fees and expenses, the transfer agency fees waived for Class A, Class B, Class C and Class Y were $96,048, $38,972, $3,716 and $214, respectively. In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until March 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.61% for Class A, 2.38% for Class B, 2.38% for Class C, 1.26% for Class I and 1.44% for Class Y of the Fund's average daily net assets.

During the six months ended Sept. 30, 2006, the Fund's custodian and transfer agency fees were reduced by $6,143 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.


------------------------------------------------------------------------------

28 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

In addition, the Fund received a one time payment of $2,641 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $132,430,772 and $131,002,492, respectively, for the six months ended Sept. 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                           SIX MONTHS ENDED SEPT. 30, 2006
                              CLASS A        CLASS B      CLASS C     CLASS I     CLASS Y
-----------------------------------------------------------------------------------------
Sold                          2,274,431       497,612      45,527    4,712,600     31,579
Issued for reinvested
  distributions                      --            --          --           --         --
Redeemed                     (4,565,248)   (2,468,838)   (156,628)    (292,060)   (10,289)
-----------------------------------------------------------------------------------------
Net increase (decrease)      (2,290,817)   (1,971,226)   (111,101)   4,420,540     21,290
-----------------------------------------------------------------------------------------

                                              YEAR ENDED MARCH 31, 2006
                              CLASS A        CLASS B      CLASS C     CLASS I     CLASS Y
-----------------------------------------------------------------------------------------
Sold                          4,396,220     1,186,833     134,922    2,094,355     54,480
Issued for reinvested
  distributions                 153,251        72,507       6,833       12,495        166
Redeemed                    (13,743,148)   (6,577,532)   (581,041)      (4,278)   (28,289)
-----------------------------------------------------------------------------------------
Net increase (decrease)      (9,193,677)   (5,318,192)   (439,286)   2,102,572     26,357
-----------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

At Sept. 30, 2006, securities valued at $1,004,250 were on loan to brokers. For collateral, the Fund received $950,000 in cash and U.S. government securities valued at $154,294. Cash collateral received is invested in an affiliated money market fund and short-term securities, which are included in the "Investments in securities." Income from securities lending amounted to $31,387 for the six months ended Sept. 30, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 29

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended Sept. 30, 2006.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------

30 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 31

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,              2006(g)           2006          2005         2004         2003
Net asset value, beginning of period       $  5.42         $  4.19        $  4.38      $  2.80      $  4.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (.04)           (.06)          (.06)        (.04)        (.04)
Net gains (losses) (both realized
and unrealized)                               (.59)           1.32           (.13)        1.62        (1.59)
-----------------------------------------------------------------------------------------------------------
Total from investment operations              (.63)           1.26           (.19)        1.58        (1.63)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains               --            (.03)            --           --           --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  4.79         $  5.42        $  4.19      $  4.38      $  2.80
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $   120         $   149        $   153      $   208      $   118
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                           1.71%(c),(d)    1.68%(d)       1.63%        1.64%        1.55%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  (1.27%)(c)      (1.20%)        (1.29%)      (1.18%)      (1.23%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               61%            152%           153%         224%         175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                             (11.62%)(f)      30.06%         (4.34%)      56.43%      (36.79%)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.85% for the six months ended Sept. 30, 2006 and 1.73% and 1.79% for the years ended March 31, 2006 and 2003, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

32 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

CLASS B

-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,              2006(g)          2006           2005          2004        2003
Net asset value, beginning of period       $  5.21         $  4.06        $  4.28      $  2.76      $  4.39
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (.02)           (.09)          (.10)        (.07)        (.06)
Net gains (losses) (both realized
and unrealized)                               (.61)           1.27           (.12)        1.59        (1.57)
-----------------------------------------------------------------------------------------------------------
Total from investment operations              (.63)           1.18           (.22)        1.52        (1.63)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains               --            (.03)            --           --           --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  4.58         $  5.21        $  4.06      $  4.28      $  2.76
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    46         $    63        $    71      $   102      $    58
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                           2.48%(c),(d)    2.45%(d)       2.40%        2.40%        2.31%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  (2.04%)(c)      (1.97%)        (2.06%)      (1.94%)      (1.99%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               61%            152%           153%         224%         175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                             (12.09%)(f)      29.05%         (5.14%)      55.07%      (37.13%)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 2.62% for the six months ended Sept. 30, 2006 and 2.50% and 2.55% for the years ended March 31, 2006 and 2003, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 33

CLASS C

-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,              2006(g)           2006          2005          2004        2003
Net asset value, beginning of period       $  5.21         $  4.06        $  4.28      $  2.76      $  4.39
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (.02)           (.09)          (.10)        (.07)        (.06)
Net gains (losses) (both realized
and unrealized)                               (.61)           1.27           (.12)        1.59        (1.57)
-----------------------------------------------------------------------------------------------------------
Total from investment operations              (.63)           1.18           (.22)        1.52        (1.63)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains               --            (.03)            --           --           --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  4.58         $  5.21        $  4.06      $  4.28      $  2.76
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $     5         $     6        $     6      $     9      $     5
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                           2.48%(c),(d)    2.45%(d)       2.40%        2.40%        2.31%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  (2.04%)(c)      (1.96%)        (2.06%)      (1.94%)      (1.99%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               61%            152%           153%         224%         175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                             (12.09%)(f)      29.05%         (5.14%)      55.07%      (37.13%)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 2.62% for the six months ended Sept. 30, 2006 and 2.50% and 2.55% for the years ended March 31, 2006 and 2003, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

34 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

CLASS I

----------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
----------------------------------------------------------------------------------------------
Fiscal period ended March 31,              2006(h)          2006            2005       2004(b)
Net asset value, beginning of period       $  5.51         $  4.23        $  4.40      $  4.52
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (.06)           (.03)          (.05)        (.03)
Net gains (losses) (both realized
and unrealized)                               (.58)           1.34           (.12)        (.09)
----------------------------------------------------------------------------------------------
Total from investment operations              (.64)           1.31           (.17)        (.12)
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains               --            (.03)            --           --
----------------------------------------------------------------------------------------------
Net asset value, end of period             $  4.87         $  5.51        $  4.23      $  4.40
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    38         $    19        $     6      $     1
----------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                           1.28%(d)        1.13%(e)       1.07%        1.18%(d),(e)
----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                   (.79%)(d)       (.69%)         (.72%)       (.49%)(d)
----------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               61%            152%           153%         224%
----------------------------------------------------------------------------------------------
Total return(f)                             (11.62%)(g)      30.96%         (3.86%)      (2.65%)(g)
----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class I would have been 1.15% and 1.56% for the periods ended March
      31, 2006 and 2004, respectively.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

(h)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 35

CLASS Y

-----------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
-----------------------------------------------------------------------------------------------------------
Fiscal period ended March 31,              2006(g)           2006          2005          2004         2003
Net asset value, beginning of period       $  5.46         $  4.22        $  4.40      $  2.81      $  4.43
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (.05)           (.05)          (.05)        (.04)        (.03)
Net gains (losses) (both realized
and unrealized)                               (.59)           1.32           (.13)        1.63        (1.59)
-----------------------------------------------------------------------------------------------------------
Total from investment operations              (.64)           1.27           (.18)        1.59        (1.62)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains               --            (.03)            --           --           --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  4.82         $  5.46        $  4.22      $  4.40      $  2.81
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)    $    --         $    --        $    --      $    --      $    --
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(b)                           1.54%(c),(d)    1.48%(d)       1.44%        1.45%        1.37%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  (1.08%)(c)      (1.03%)        (1.11%)       (.97%)      (1.06%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               61%            152%           153%         224%         175%
-----------------------------------------------------------------------------------------------------------
Total return(e)                             (11.72%)(f)      30.08%         (4.09%)      56.58%      (36.57%)
-----------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class Y would have been 1.65% for the six months ended Sept. 30, 2006 and 1.53% and 1.61% for the years ended March 31, 2006 and 2003, respectively.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Sept. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

36 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 37

                                      BEGINNING          ENDING           EXPENSES
                                    ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING       ANNUALIZED
                                    APRIL 1, 2006    SEPT. 30, 2006    THE PERIOD(a)    EXPENSE RATIO
-----------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000          $  883.80          $ 8.03            1.71%
-----------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)         $1,000          $1,016.40          $ 8.60            1.71%
-----------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000          $  879.10          $11.62            2.48%
-----------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)         $1,000          $1,012.57          $12.44            2.48%
-----------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000          $  879.10          $11.62            2.48%
-----------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)         $1,000          $1,012.57          $12.44            2.48%
-----------------------------------------------------------------------------------------------------
Class I
-----------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000          $  883.80          $ 6.01            1.28%
-----------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)         $1,000          $1,018.55          $ 6.44            1.28%
-----------------------------------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------------------------------
   Actual(b)                           $1,000          $  882.80          $ 7.23            1.54%
-----------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)         $1,000          $1,017.25          $ 7.75            1.54%
-----------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Sept. 30, 2006:
      -11.62% for Class A, -12.09% for Class B, -12.09% for Class C, -11.62%
      for Class I and -11.72% for Class Y.


------------------------------------------------------------------------------

38 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

The Fund operates under an order from the Securities and Exchange Commission that permits the investment manager, subject to the approval of the Board, to appoint unaffiliated subadvisers or change the terms of subadvisory agreements without first obtaining shareholder approval. As a basis for making its determination, the Board monitors the investment performance of the Fund throughout the year using a number of benchmarks and comparison periods of one, three and five years, as well as the entire period during which the subadviser has managed its portion of the investment portfolio. On an annual basis the Board assesses the operating capabilities of the subadviser, such as adherence to the investment strategies of the Fund, compliance with its code of ethics and all applicable legal requirements, and its working relationship with the investment manager, through reports prepared by the investment manager. During the year, if there is a change in the composition of the subadviser's management team or if other circumstances so require, the Board will re-assess the operating capabilities. The Board also considers the fees paid by the investment manager to the subadviser and any business relationships that exist between the investment manager and its affiliates and the subadviser. Based on its review and evaluation, the Board determined to approve the continuation of the subadvisory agreements for Essex Investment Management Company, LLC, Turner Investment Partners, Inc. and UBS Global Asset Management.


------------------------------------------------------------------------------

RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT 39

At a meeting of the Board held on Sept. 7-8, 2005, the Board, including a majority of its independent members, approved the recommendation of RiverSource Investments to approve a Subadvisory Agreement with MDT Advisers, a division of Harris Bretall Sullivan & Smith LLC ("MDTA"), which became effective on Sept. 23, 2005 ("Initial Subadvisory Agreement"). On July 14, 2006, Federated Investors, Inc. acquired MDTA. Under the provisions of the Investment Company Act of 1940, this acquisition resulted in the automatic termination of the Initial Subadvisory Agreement. Consequently, it was necessary for the Board to approve a new subadvisory agreement between RiverSource Investments, LLC and MDTA as a division of Federated MDTA, LLC, an indirect subsidiary of Federated Investors, Inc. (the "New Subadvisory Agreement"). At a meeting of the Board held on July 12-13, 2006, the Board members, including a majority of the independent Board members, approved the New Subadvisory Agreement effective on July 14, 2006.

The recommendation to approve the New Subadvisory Agreement between RiverSource Investments and MDTA was based on RiverSource Investments' analysis that other than the change in control of the subadviser, there are no material differences between the Initial Subadvisory Agreement and the New Subadvisory Agreement and that the terms of the New Subadvisory Agreement are consistent with the language of the registration statements of the Fund and the IMS Agreement between the Fund and RiverSource Investments and is in the best interests of the Fund and its shareholders.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

40 RIVERSOURCE SMALL CAP GROWTH FUND - 2006 SEMIANNUAL REPORT

RIVERSOURCE(SM) SMALL CAP GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

RIVERSOURCE [LOGO](SM)   This report must be accompanied or preceded by the
      INVESTMENTS        Fund's current prospectus. RiverSource(SM) mutual
                         funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members
                         NASD, and managed by RiverSource Investments, LLC.
                         These companies are part of Ameriprise Financial, Inc.
                                                              S-6302 G (11/06)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Strategy Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 4, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 4, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   December 4, 2006